UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00066
American Balanced Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class A | ABALX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class C | BALCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.31%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class T | TABFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$16	0.31%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-1 | BALFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$32	0.61%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-2 | AMBFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$18	0.35%*

*Annualized
Key fund
statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class F-3 | AFMBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$13	0.25%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-A | CLBAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$31	0.60%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-C | CLBCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$70	1.35%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-E | CLBEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$43	0.83%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-T | TAFBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$19	0.37%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-1 | CLBFX
for the six months ended June 30,
2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$22	0.42%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-2 | FBAFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$18	0.35%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class 529-F-3 | FBONX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$16	0.31%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-1 | RLBAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$68	1.32%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2 | RLBBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$68	1.32%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-2E | RAMHX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$54	1.04%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-3 | RLBCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$46	0.89%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-4 | RLBEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$31	0.60%*

*Annualized
Key fund
statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5E | RLEFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$21	0.40%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-5 | RLBFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$16	0.30% *

*Annualized
Key fund
statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-011-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Balanced Fund
®
Class R-6 | RLBGX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about American Balanced Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$13	0.25% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$226,631
Total number of portfolio holdings	2,975
Portfolio turnover rate including mortgage dollar roll transactions	76%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio
holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-011-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Balanced Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. MFGEFP2-011-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024unaudited

Common stocks 65.53%		Shares	Value (000)
Information technology 16.89%
	Broadcom, Inc.	6,674,619	$10,716,301
	Microsoft Corp.	21,467,907	9,595,081
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	25,710,519	4,468,745
	Apple, Inc.	14,172,782	2,985,071
	ASML Holding NV (ADR)	1,811,910	1,853,095
	ASML Holding NV	430,634	444,284
	SK hynix, Inc.	8,365,421	1,418,692
	NVIDIA Corp.	10,523,320	1,300,051
	Micron Technology, Inc.	9,077,369	1,193,946
	Salesforce, Inc.	3,974,573	1,021,863
	Applied Materials, Inc.	3,711,936	875,980
	KLA Corp.	1,024,592	844,787
	Oracle Corp.	3,315,554	468,156
	Arista Networks, Inc.[1]	1,126,681	394,879
	TE Connectivity, Ltd.	1,585,905	238,568
	Shopify, Inc., Class A, subordinate voting shares[1]	2,777,656	183,464
	Intel Corp.	5,425,000	168,012
	Accenture PLC, Class A	279,842	84,907
	Advanced Micro Devices, Inc.[1]	104,741	16,990
			38,272,872

Health care 8.62%
	UnitedHealth Group, Inc.	8,676,664	4,418,678
	Eli Lilly and Co.	3,815,405	3,454,391
	Vertex Pharmaceuticals, Inc.[1]	4,980,687	2,334,548
	AstraZeneca PLC	9,338,043	1,455,764
	Abbott Laboratories	9,666,689	1,004,466
	AbbVie, Inc.	5,428,549	931,105
	CVS Health Corp.	15,530,132	917,210
	Gilead Sciences, Inc.	12,048,231	826,629
	Merck & Co., Inc.	3,803,688	470,896
	Danaher Corp.	1,815,878	453,697
	Pfizer, Inc.	16,159,440	452,141
	Thermo Fisher Scientific, Inc.	816,600	451,580
	Bristol-Myers Squibb Co.	10,071,091	418,252
	Regeneron Pharmaceuticals, Inc.[1]	350,000	367,860
	Novo Nordisk AS, Class B	2,558,882	365,552
	Cigna Group (The)	941,627	311,274
	Molina Healthcare, Inc.[1]	831,809	247,297
	Elevance Health, Inc.	446,337	241,852
	Cooper Companies, Inc.	1,720,000	150,156
	Johnson & Johnson	716,797	104,767
	Amgen, Inc.	294,361	91,973
	Centene Corp.[1]	755,997	50,123
	Catalent, Inc.[1]	222,105	12,489
			19,532,700

Financials 8.18%
	JPMorgan Chase & Co.	13,977,023	2,826,993
	Mastercard, Inc., Class A	4,511,884	1,990,463
	Visa, Inc., Class A	6,023,921	1,581,098
	Synchrony Financial[2]	21,733,435	1,025,601
	Aon PLC, Class A	3,112,470	913,759
	Fiserv, Inc.[1]	5,837,036	869,952
	HDFC Bank, Ltd.	33,601,399	678,767
	HDFC Bank, Ltd. (ADR)	1,557,147	100,171
	Arthur J. Gallagher & Co.	2,784,029	721,927
	Blackstone, Inc.	5,764,823	713,685
	Chubb, Ltd.	2,794,830	712,905
	KKR & Co., Inc.	5,583,808	587,640
	Apollo Asset Management, Inc.	4,944,116	583,752
	Discover Financial Services	3,831,518	501,201
	Brookfield Corp., Class A	10,789,548	448,198
	Blue Owl Capital, Inc., Class A	23,999,949	425,999
	PNC Financial Services Group, Inc.	2,684,017	417,311

1	American Balanced Fund

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	CME Group, Inc., Class A	2,029,675	$399,034
	Bank of America Corp.	9,450,605	375,851
	Progressive Corp.	1,619,258	336,336
	S&P Global, Inc.	702,159	313,163
	Capital One Financial Corp.	2,000,000	276,900
	Marsh & McLennan Companies, Inc.	1,295,056	272,894
	Fifth Third Bancorp	7,307,079	266,635
	BlackRock, Inc.	318,394	250,678
	East West Bancorp, Inc.	3,107,677	227,575
	American Express Co.	847,866	196,323
	Morgan Stanley	1,843,572	179,177
	Truist Financial Corp.	4,175,699	162,226
	Goldman Sachs Group, Inc.	275,000	124,388
	Brookfield Asset Management, Ltd., Class A	1,377,250	52,404
			18,533,006

Communication services 7.37%
	Alphabet, Inc., Class C	24,714,150	4,533,069
	Alphabet, Inc., Class A	10,557,989	1,923,138
	Meta Platforms, Inc., Class A	9,385,522	4,732,368
	Netflix, Inc.[1]	2,455,397	1,657,098
	Comcast Corp., Class A	35,645,538	1,395,879
	Charter Communications, Inc., Class A1	3,802,010	1,136,649
	Walt Disney Co. (The)	3,000,000	297,870
	Take-Two Interactive Software, Inc.[1]	1,913,730	297,566
	Verizon Communications, Inc.	5,700,000	235,068
	AT&T, Inc.	9,887,394	188,948
	Electronic Arts, Inc.	1,316,136	183,377
	T-Mobile US, Inc.	404,566	71,277
	Deutsche Telekom AG	2,075,786	52,218
			16,704,525

Industrials 6.37%
	TransDigm Group, Inc.	1,183,863	1,512,515
	General Electric Co.	8,870,704	1,410,176
	Carrier Global Corp.	20,556,210	1,296,686
	Ingersoll-Rand, Inc.	10,368,490	941,874
	RTX Corp.	9,027,361	906,257
	Southwest Airlines Co.	21,609,018	618,234
	Deere & Co.	1,601,638	598,420
	Union Pacific Corp.	2,621,083	593,046
	Boeing Co.[1]	3,152,437	573,775
	Quanta Services, Inc.	1,975,930	502,064
	L3Harris Technologies, Inc.	2,175,000	488,461
	Caterpillar, Inc.	1,450,151	483,045
	Equifax, Inc.	1,864,933	452,172
	Northrop Grumman Corp.	980,354	427,385
	Paychex, Inc.	2,821,252	334,488
	CSX Corp.	9,141,680	305,789
	United Rentals, Inc.	437,409	282,886
	FedEx Corp.	905,927	271,633
	United Airlines Holdings, Inc.[1]	5,281,898	257,017
	Republic Services, Inc.	1,290,572	250,810
	Airbus SE, non-registered shares	1,691,941	233,294
	Dayforce, Inc.[1]	4,528,633	224,620
	Lockheed Martin Corp.	475,000	221,872
	Lennox International, Inc.	358,675	191,884
	United Parcel Service, Inc., Class B	1,354,000	185,295
	AMETEK, Inc.	1,042,000	173,712
	Norfolk Southern Corp.	792,952	170,239
	GE Vernova, Inc.[1]	877,944	150,576
	HEICO Corp.	639,443	142,986
	Johnson Controls International PLC	1,550,000	103,029
	ABB, Ltd.	1,545,944	85,580
	PACCAR, Inc.	565,375	58,200
			14,448,020

American Balanced Fund	2

Common stocks (continued)		Shares	Value (000)

Consumer staples 5.31%
	Philip Morris International, Inc.	36,889,692	$3,738,032
	Constellation Brands, Inc., Class A	5,372,579	1,382,257
	Keurig Dr Pepper, Inc.	35,687,154	1,191,951
	Target Corp.	7,599,429	1,125,019
	Altria Group, Inc.	22,571,574	1,028,135
	Dollar General Corp.	7,159,367	946,683
	British American Tobacco PLC	20,899,618	642,457
	British American Tobacco PLC (ADR)	5,259,426	162,674
	Nestlé SA	4,805,093	490,492
	Procter & Gamble Co.	1,898,327	313,072
	Mondelez International, Inc., Class A	2,721,513	178,096
	Dollar Tree Stores, Inc.[1]	1,552,300	165,739
	Church & Dwight Co., Inc.	1,525,759	158,191
	Danone SA	2,536,635	154,811
	General Mills, Inc.	1,922,252	121,602
	Estée Lauder Companies, Inc. (The), Class A	820,509	87,302
	Hershey Co.	379,920	69,841
	Pernod Ricard SA	500,000	68,044
			12,024,398

Consumer discretionary 4.61%
	Amazon.com, Inc.[1]	13,637,180	2,635,385
	Home Depot, Inc.	5,355,607	1,843,614
	Booking Holdings, Inc.	242,548	960,854
	Darden Restaurants, Inc.	4,991,899	755,374
	D.R. Horton, Inc.	3,696,600	520,962
	General Motors Co.	11,000,000	511,060
	Aramark[2]	14,370,578	488,887
	LVMH Moët Hennessy-Louis Vuitton SE	534,869	410,753
	TJX Companies, Inc.	2,923,198	321,844
	Restaurant Brands International, Inc.	3,999,506	281,445
	Tractor Supply Co.	1,000,000	270,000
	Norwegian Cruise Line Holdings, Ltd.[1]	13,473,633	253,170
	NIKE, Inc., Class B	3,050,409	229,909
	YUM! Brands, Inc.	1,466,000	194,187
	Royal Caribbean Cruises, Ltd.[1]	1,200,000	191,316
	Hilton Worldwide Holdings, Inc.	736,738	160,756
	Compagnie Financière Richemont SA, Class A	886,941	138,424
	Vail Resorts, Inc.	686,801	123,714
	Chipotle Mexican Grill, Inc.[1]	1,363,150	85,401
	Starbucks Corp.	1,031,558	80,307
			10,457,362

Energy 3.65%
	Canadian Natural Resources, Ltd. (CAD denominated)	58,681,478	2,090,237
	Halliburton Co.	39,413,267	1,331,380
	Chevron Corp.	7,826,719	1,224,255
	Schlumberger NV	25,360,129	1,196,491
	Exxon Mobil Corp.	7,684,312	884,618
	EOG Resources, Inc.	4,772,328	600,693
	Baker Hughes Co., Class A	10,407,506	366,032
	Cenovus Energy, Inc. (CAD denominated)	15,843,746	311,420
	EQT Corp.	5,774,619	213,545
	TC Energy Corp. (CAD denominated)[3]	1,150,737	43,622
	HF Sinclair Corp.	377,100	20,115
			8,282,408

Materials 1.68%
	Wheaton Precious Metals Corp.	14,733,244	772,317
	Linde PLC	1,259,149	552,527
	Franco-Nevada Corp.	4,601,466	545,563
	Royal Gold, Inc.[2]	4,269,700	534,396
	Glencore PLC	43,710,146	249,226
	Grupo México, SAB de CV, Series B	37,571,000	202,097
	Freeport-McMoRan, Inc.	3,882,238	188,677
	Nucor Corp.	1,100,000	173,888
	Dow, Inc.	2,591,965	137,504
	Rio Tinto PLC	2,000,000	131,651

3	American Balanced Fund

Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Lundin Mining Corp.	10,682,952	$118,929
	CF Industries Holdings, Inc.	1,508,996	111,847
	Celanese Corp.	364,500	49,167
	Corteva, Inc.	805,924	43,472
			3,811,261

Utilities 1.67%
	Constellation Energy Corp.	7,137,914	1,429,510
	CenterPoint Energy, Inc.	21,981,060	680,973
	Sempra	8,809,425	670,045
	PG&E Corp.	36,371,573	635,048
	FirstEnergy Corp.	6,885,500	263,508
	Entergy Corp.	1,005,328	107,570
			3,786,654

Real estate 1.18%
	Extra Space Storage, Inc. REIT	5,158,347	801,659
	Welltower, Inc. REIT	4,930,229	513,976
	VICI Properties, Inc. REIT	17,058,436	488,553
	Equinix, Inc. REIT	642,310	485,972
	Crown Castle, Inc. REIT	2,879,918	281,368
	Rexford Industrial Realty, Inc. REIT	2,069,500	92,279
			2,663,807
	Total common stocks (cost: $80,779,367,000)		148,517,013
Convertible stocks 0.07%
Materials 0.07%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,218,600	150,180
	Total convertible stocks (cost: $160,930,000)		150,180
Bonds, notes & other debt instruments 27.12%		Principal amount (000)
Mortgage-backed obligations 11.48%
Federal agency mortgage-backed obligations 10.16%
	Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD95	92
	Fannie Mae Pool #357399 5.50% 6/1/2033[4]	52	53
	Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]	59	56
	Fannie Mae Pool #555880 5.50% 11/1/2033[4]	567	570
	Fannie Mae Pool #555956 5.50% 12/1/2033[4]	504	506
	Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]	122	115
	Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	139	137
	Fannie Mae Pool #745092 6.50% 7/1/2035[4]	526	540
	Fannie Mae Pool #887695 6.00% 6/1/2036[4]	225	230
	Fannie Mae Pool #888292 6.00% 3/1/2037[4]	1,533	1,568
	Fannie Mae Pool #256860 6.50% 8/1/2037[4]	209	215
	Fannie Mae Pool #888746 6.50% 10/1/2037[4]	382	390
	Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]	94	89
	Fannie Mae Pool #889658 6.50% 6/1/2038[4]	520	534
	Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]	244	228
	Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]	85	83
	Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]	346	323
	Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]	15	15
	Fannie Mae Pool #932752 5.00% 4/1/2040[4]	260	258
	Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]	938	928
	Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]	1,603	1,558
	Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]	632	625
	Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]	245	240
	Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]	2,065	2,007
	Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]	1,266	1,231
	Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	2,224	2,161
	Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]	257	257
	Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]	251	248
	Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]	1,631	1,539
	Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]	292	289

American Balanced Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]	USD147	$144
	Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]	17	17
	Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]	201	199
	Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]	119	117
	Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]	57	56
	Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]	4	4
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]	27,764	23,366
	Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]	31	30
	Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]	581	574
	Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]	284	280
	Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]	73	72
	Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]	69	68
	Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]	45	45
	Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]	233	228
	Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]	104	103
	Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]	3	3
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]	46,216	38,683
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]	105,432	85,037
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[4]	68,195	57,079
	Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]	451	410
	Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]	4,551	4,130
	Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]	1,729	1,572
	Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]	586	532
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]	219	208
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]	147	139
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]	126	119
	Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]	3,749	3,624
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]	69,101	62,664
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]	4,950	4,488
	Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]	4,539	4,116
	Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]	4,708	4,267
	Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]	1,095	958
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]	7,978	7,232
	Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]	3,122	2,826
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]	330	308
	Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]	1,007	880
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[4]	48,508	45,320
	Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]	3,241	2,834
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]	2,608	2,307
	Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]	799	746
	Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]	935	847
	Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]	801	725
	Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]	20	20
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[4]	2,166	1,732
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]	3,107	2,731
	Fannie Mae Pool #BD7156 4.00% 4/1/2047[4]	40,180	37,649
	Fannie Mae Pool #BM1653 4.00% 6/1/2047[4]	83,275	78,030
	Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]	25	23
	Fannie Mae Pool #256893 7.00% 8/1/2047[4]	7	7
	Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]	14,157	12,769
	Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]	17,527	16,337
	Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]	351	317
	Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]	11,280	10,492
	Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]	2,364	2,278
	Fannie Mae Pool #947661 6.50% 10/1/2047[4]	7	7
	Fannie Mae Pool #256975 7.00% 10/1/2047[4]	36	36
	Fannie Mae Pool #920015 7.00% 10/1/2047[4]	15	16
	Fannie Mae Pool #BF0364 3.00% 11/1/2047[4]	17,470	15,433
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	4,001	3,616
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[4]	2,886	2,704
	Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]	2,763	2,575
	Fannie Mae Pool #257030 6.50% 11/1/2047[4]	43	43
	Fannie Mae Pool #257036 7.00% 11/1/2047[4]	12	12
	Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]	6,549	5,925
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]	5,710	5,487
	Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]	1,241	1,122
	Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]	226	209

5	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]	USD54	$50
	Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]	84	80
	Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]	1,187	1,104
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]	41	38
	Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]	360	346
	Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]	4,802	4,344
	Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]	3,338	3,023
	Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]	8,222	7,442
	Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]	131	122
	Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]	15	14
	Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]	17,865	16,155
	Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]	4,784	4,589
	Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]	51	49
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]	57,001	49,701
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]	24,361	22,079
	Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]	426	397
	Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]	178	166
	Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]	25,571	22,297
	Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]	32,756	29,688
	Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]	161	154
	Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]	5,281	4,755
	Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]	245	228
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]	17,886	16,219
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]	4,328	3,766
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]	2,834	2,477
	Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]	804	727
	Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]	17,901	16,054
	Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]	29	26
	Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]	1,327	1,230
	Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]	138	128
	Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]	21,255	19,062
	Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]	889	801
	Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]	3,114	2,902
	Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]	151	140
	Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]	31,362	27,291
	Fannie Mae Pool #BO5349 3.50% 11/1/2049[4]	22	20
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]	16,803	14,575
	Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]	12,733	11,010
	Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]	47,450	42,742
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]	42,338	35,294
	Fannie Mae Pool #CA6087 3.00% 6/1/2050[4]	42,897	36,772
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]	5,798	4,990
	Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]	43,950	34,936
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[4]	17,965	14,196
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]	37,369	31,116
	Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]	2,634	2,171
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]	3,364	2,913
	Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	87,051	68,800
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]	5,718	4,509
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]	50	40
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]	2,097	1,751
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]	26,377	22,772
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]	1,905	1,641
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]	58,780	46,919
	Fannie Mae Pool #FP0053 2.00% 10/1/2050[4]	51,642	40,804
	Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]	47,253	37,326
	Fannie Mae Pool #FP0051 2.00% 10/1/2050[4]	32,814	26,017
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]	5,331	4,586
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	34,726	28,995
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]	9,151	7,590
	Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]	21,564	18,752
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]	54,617	43,138
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]	11,669	9,254
	Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]	25,832	21,345
	Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]	15,811	13,065
	Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]	1,929	1,601
	Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]	30,043	26,275

American Balanced Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]	USD9,493	$8,254
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]	3,563	3,065
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]	64,059	50,721
	Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]	45,830	37,792
	Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]	3,767	3,130
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]	78,056	67,484
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[4]	30,190	26,016
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[4]	24,589	19,495
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]	23,623	18,733
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]	14,075	11,216
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]	23,486	19,542
	Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]	2,040	1,694
	Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]	104,710	90,444
	Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]	1,175	1,009
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]	4,320	3,558
	Fannie Mae Pool #CB0090 2.00% 4/1/2051[4]	194,047	152,661
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]	69,450	54,799
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]	1,577	1,241
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]	12,262	10,095
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]	38,420	32,999
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]	4,619	3,971
	Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]	172,730	136,977
	Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]	37,568	29,566
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]	933	734
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]	170,200	140,638
	Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]	2,195	2,089
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]	18,451	14,706
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]	3,546	3,048
	Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]	1,684	1,436
	Fannie Mae Pool #FS3744 2.00% 7/1/2051[4]	53,201	42,020
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]	28,465	23,467
	Fannie Mae Pool #FM7957 2.50% 7/1/2051[4]	605	501
	Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]	963	793
	Fannie Mae Pool #FM8247 2.50% 8/1/2051[4]	860	711
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]	68,907	59,610
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]	47,279	41,054
	Fannie Mae Pool #FS5081 3.00% 8/1/2051[4]	15,743	13,599
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]	3,651	3,155
	Fannie Mae Pool #FS4783 4.00% 8/1/2051[4]	72,938	67,699
	Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]	23,243	19,856
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]	25,790	22,174
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]	9,436	7,410
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]	7,280	5,779
	Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]	39,691	34,208
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]	26,418	22,665
	Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]	17,041	14,705
	Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]	34	30
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]	75,917	62,971
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]	74,707	62,029
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]	41,182	34,124
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]	35,932	29,791
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]	28,481	23,648
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]	27,867	23,209
	Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]	12,817	10,631
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]	2,471	2,027
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	33,979	29,161
	Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	6,241	5,621
	Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]	821	737
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]	77,713	61,060
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]	41,672	32,723
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]	12,697	10,021
	Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]	81	66
	Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]	26,223	22,620
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]	10,009	8,680
	Fannie Mae Pool #CB3155 2.00% 3/1/2052[4]	9,442	7,408
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[4]	26,446	22,680
	Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]	7,871	7,039

7	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]	USD438	$388
	Fannie Mae Pool #FS7498 2.00% 4/1/2052[4]	33,555	26,323
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	17,346	13,602
	Fannie Mae Pool #FS1180 3.50% 4/1/2052[4]	80,347	71,851
	Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]	172	153
	Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]	157	140
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]	48	40
	Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]	78,156	71,669
	Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]	41,232	38,002
	Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]	26	25
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[4]	10,096	7,918
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]	111	91
	Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]	160	142
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[4]	21,301	16,705
	Fannie Mae Pool #CB4119 4.00% 7/1/2052[4]	138,414	126,910
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[4]	17,612	16,151
	Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]	11,039	9,848
	Fannie Mae Pool #FS2654 4.00% 8/1/2052[4]	3,318	3,043
	Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]	140	133
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[4]	9,257	8,968
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]	184	187
	Fannie Mae Pool #CB4548 4.00% 9/1/2052[4]	4,542	4,168
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]	2,490	2,282
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[4]	29,823	28,168
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[4]	21,231	20,571
	Fannie Mae Pool #CB4821 4.50% 10/1/2052[4]	271,096	256,052
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	21,691	21,009
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]	7,722	7,642
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]	6,895	6,825
	Fannie Mae Pool #MA4803 3.50% 11/1/2052[4]	9,887	8,760
	Fannie Mae Pool #CB5266 4.50% 11/1/2052[4]	132,677	125,235
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[4]	48,105	45,445
	Fannie Mae Pool #MA4806 5.00% 11/1/2052[4]	26,207	25,405
	Fannie Mae Pool #BX2812 5.00% 11/1/2052[4]	17,586	17,022
	Fannie Mae Pool #BX5583 5.00% 12/1/2052[4]	1,920	1,867
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]	48,078	47,460
	Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]	1,355	1,340
	Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]	842	832
	Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]	719	711
	Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]	222	203
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[4]	207,415	201,139
	Fannie Mae Pool #BT8033 5.00% 1/1/2053[4]	18,620	18,035
	Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]	819	810
	Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]	588	582
	Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]	64	63
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[4]	426	390
	Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]	176	166
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	15,216	15,025
	Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]	1,267	1,252
	Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]	550	545
	Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]	96	95
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]	34,829	35,558
	Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]	293	299
	Fannie Mae Pool #MA4962 4.00% 3/1/2053[4]	701	642
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[4]	263	241
	Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]	10,430	10,296
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	4,382	4,332
	Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]	3,434	3,397
	Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]	1,874	1,851
	Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]	190	188
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[4]	5,489	5,026
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]	35,676	33,681
	Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]	13,591	12,825
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]	4,985	4,922
	Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]	3,228	3,191
	Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]	2,864	2,832
	Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]	980	969

American Balanced Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]	USD828	$819
	Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]	422	417
	Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]	144	142
	Fannie Mae Pool #BW4940 4.00% 5/1/2053[4]	1,733	1,588
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[4]	409	374
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]	2,868	2,705
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]	7,217	6,987
	Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]	8,565	8,464
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	6,933	6,844
	Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]	4,045	3,997
	Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]	3,675	3,636
	Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]	300	297
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]	73,932	73,149
	Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]	16,744	16,531
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	4,258	4,203
	Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]	349	346
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]	7,178	7,380
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]	2,458	2,511
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]	1,811	1,848
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[4]	3,823	3,607
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	46,810	46,192
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[4]	8,703	8,896
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[4]	5,810	5,482
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[4]	141,227	139,361
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[4]	133,270	131,510
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[4]	143,825	144,324
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	5,856	5,778
	Fannie Mae Pool #CB7344 6.00% 10/1/2053[4]	88,878	89,387
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	65,673	65,894
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[4]	5,809	5,319
	Fannie Mae Pool #CB8251 4.00% 11/1/2053[4]	1,875	1,716
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[4]	355,218	343,488
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[4]	197,480	194,872
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	91,368	91,685
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[4]	19,767	15,517
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[4]	4,418	4,045
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[4]	94,026	92,784
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[4]	15,028	14,838
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[4]	21,784	21,860
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[4]	14,519	14,625
	Fannie Mae Pool #FS6610 6.50% 12/1/2053[4]	22,717	23,166
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[4]	25,866	26,053
	Fannie Mae Pool #MA5247 6.00% 1/1/2054[4]	10,043	10,075
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[4]	47,865	48,793
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[4]	4,748	4,346
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	14,309	14,120
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	6,986	6,893
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[4]	63,524	63,729
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[4]	18,383	18,506
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[4]	3,995	4,028
	Fannie Mae Pool #CB7917 6.50% 2/1/2054[4]	28,827	29,435
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[4]	12,637	12,899
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[4]	128,398	132,116
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	229,693	226,623
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[4]	7,816	7,719
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[4]	63,163	63,660
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[4]	25,532	25,733
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[4]	253	255
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[4]	8,828	8,081
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[4]	117,397	115,834
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[4]	9,709	9,588
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[4]	4,876	5,009
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[4]	4,153	3,802
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[4]	58,809	58,295
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[4]	3,377	3,335
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	8,139	8,055
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	60,869	61,322

9	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	USD5,130	$5,178
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	13,807	13,660
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	56,856	57,039
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	9,573	9,644
	Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]	5,048	4,280
	Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]	4,796	4,085
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]	103,262	90,774
	Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]	7,570	6,403
	Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]	23,373	20,661
	Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]	6,824	6,044
	Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]	386	327
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]	58,766	49,699
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]	3,058	2,910
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]	74,393	65,400
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]	48,315	40,197
	Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]	49,608	41,264
	Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]	32,397	27,661
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]	51,553	48,669
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[4]	13,460	11,730
	Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.591% 7/25/2024[4,5]	254	253
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/2024[4,5]	1,005	1,001
	Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.581% 11/25/2024[4,5]	274	272
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.547% 12/25/2026[4,5]	28,073	26,479
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,5]	2,105	2,002
	Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.161% 6/25/2027[4,5]	2,401	2,286
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]	247	209
	Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]	1	1
	Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]	2	2
	Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]	7	7
	Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	41	41
	Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]	1	1
	Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]	15	15
	Freddie Mac Pool #D97504 6.50% 12/1/2027[4]	36	37
	Freddie Mac Pool #C91130 6.50% 12/1/2027[4]	31	32
	Freddie Mac Pool #C91150 6.50% 1/1/2028[4]	40	40
	Freddie Mac Pool #G16210 3.50% 6/1/2032[4]	26	25
	Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]	169	161
	Freddie Mac Pool #A56076 5.50% 1/1/2037[4]	9	9
	Freddie Mac Pool #C91917 3.00% 2/1/2037[4]	6,186	5,689
	Freddie Mac Pool #C91912 3.00% 2/1/2037[4]	3,076	2,830
	Freddie Mac Pool #G06028 5.50% 7/1/2037[4]	129	129
	Freddie Mac Pool #G08248 5.50% 2/1/2038[4]	36	36
	Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]	64	60
	Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]	6,358	5,848
	Freddie Mac Pool #G04552 6.00% 9/1/2038[4]	306	313
	Freddie Mac Pool #G05979 5.50% 10/1/2038[4]	17	17
	Freddie Mac Pool #G05546 5.50% 7/1/2039[4]	73	73
	Freddie Mac Pool #A90351 4.50% 1/1/2040[4]	101	98
	Freddie Mac Pool #G05937 4.50% 8/1/2040[4]	1,992	1,938
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]	92,973	78,584
	Freddie Mac Pool #A97543 4.50% 3/1/2041[4]	162	161
	Freddie Mac Pool #A97669 4.50% 3/1/2041[4]	129	126
	Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]	76	74
	Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]	119	118
	Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]	2,280	1,927
	Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]	285	277
	Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]	21	20
	Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	385	352
	Freddie Mac Pool #V80026 3.00% 4/1/2043[4]	25	22
	Freddie Mac Pool #G07921 3.50% 4/1/2043[4]	318	290
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]	204	193
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]	152	144
	Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]	1,590	1,502
	Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]	8,193	7,467
	Freddie Mac Pool #760014 2.838% 8/1/2045[4,5]	597	578
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]	3,515	3,298
	Freddie Mac Pool #G60344 4.00% 12/1/2045[4]	3,134	2,940

American Balanced Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]	USD12,425	$10,980
	Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]	2,384	2,236
	Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]	529	496
	Freddie Mac Pool #G60744 3.50% 7/1/2046[4]	1,540	1,396
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]	260	252
	Freddie Mac Pool #V82628 4.00% 9/1/2046[4]	7,496	7,031
	Freddie Mac Pool #760015 2.67% 1/1/2047[4,5]	4,352	4,114
	Freddie Mac Pool #G60928 4.50% 4/1/2047[4]	1,972	1,907
	Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]	21	19
	Freddie Mac Pool #G08775 4.00% 8/1/2047[4]	9,858	9,151
	Freddie Mac Pool #G61295 3.50% 9/1/2047[4]	5,084	4,585
	Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]	131	119
	Freddie Mac Pool #V83507 4.00% 10/1/2047[4]	1,570	1,467
	Freddie Mac Pool #G61733 3.00% 12/1/2047[4]	15,566	13,616
	Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]	14,965	13,503
	Freddie Mac Pool #G61662 3.50% 2/1/2048[4]	4,780	4,331
	Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]	6,998	6,512
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]	28	26
	Freddie Mac Pool #G61628 3.50% 9/1/2048[4]	5,486	4,972
	Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]	3,218	2,991
	Freddie Mac Pool #V85664 3.50% 6/1/2049[4]	24,709	22,192
	Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]	40,462	37,753
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]	8,336	7,490
	Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]	599	555
	Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]	31,429	28,184
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]	2,009	1,729
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[4]	14,416	11,400
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]	6,065	5,217
	Freddie Mac Pool #SI2080 2.00% 10/1/2050[4]	15,048	11,927
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]	93,167	74,400
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]	83,928	66,082
	Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]	18,564	15,339
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]	17,576	14,480
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]	21,259	16,844
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]	15,169	12,089
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]	5,460	4,290
	Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]	46,248	38,211
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]	43,816	34,437
	Freddie Mac Pool #RA5287 2.00% 5/1/2051[4]	57,191	45,347
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]	10,993	8,733
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]	201,708	166,672
	Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]	11,035	9,064
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]	3,807	3,272
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]	14,838	12,851
	Freddie Mac Pool #SD0665 3.00% 8/1/2051[4]	19,722	16,956
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]	65,651	54,746
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[4]	63,576	52,664
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]	16,998	14,123
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]	20,839	17,990
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]	3,733	3,210
	Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]	9,338	7,328
	Freddie Mac Pool #QC8489 2.50% 10/1/2051[4]	54,311	45,063
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]	52,570	45,173
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]	4,654	4,021
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]	5,626	4,429
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]	228,760	190,694
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]	4,332	3,717
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]	64,820	53,767
	Freddie Mac Pool #RA6535 2.50% 12/1/2051[4]	32,414	26,586
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[4]	8,497	7,243
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]	25,117	20,600
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	8,484	7,052
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]	9,856	8,515
	Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]	471	389
	Freddie Mac Pool #RA6664 3.00% 2/1/2052[4]	100,000	85,620
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]	4,752	4,239
	Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]	12	11

11	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]	USD46,336	$40,118
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]	35,588	29,586
	Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]	126	104
	Freddie Mac Pool #QD9576 3.00% 4/1/2052[4]	9,441	8,044
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[4]	11,629	10,304
	Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]	35,668	32,834
	Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]	31,622	29,113
	Freddie Mac Pool #SD5109 2.00% 6/1/2052[4]	13,265	10,399
	Freddie Mac Pool #SD3245 4.00% 6/1/2052[4]	41,681	38,687
	Freddie Mac Pool #RA7468 4.00% 6/1/2052[4]	6,731	6,172
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]	844	775
	Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]	916	889
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[4]	60,130	51,229
	Freddie Mac Pool #RA7668 4.00% 7/1/2052[4]	13,418	12,305
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]	23,543	20,287
	Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]	14,735	13,567
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[4]	40,541	38,293
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[4]	8,200	7,743
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[4]	19,969	16,999
	Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	981	899
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[4]	29,568	27,926
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[4]	9,235	8,720
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[4]	5,490	5,185
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]	56,925	55,121
	Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]	966	886
	Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]	16	14
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[4]	42,965	40,579
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[4]	3,567	3,369
	Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]	393	360
	Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]	146,538	140,576
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]	29,987	28,975
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[4]	5,011	4,267
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[4]	37,507	35,420
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	56,622	54,822
	Freddie Mac Pool #QF5340 5.00% 12/1/2052[4]	24,759	23,997
	Freddie Mac Pool #QF5830 5.00% 12/1/2052[4]	1,160	1,128
	Freddie Mac Pool #RA8303 5.50% 12/1/2052[4]	36,408	36,015
	Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]	5,572	5,499
	Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]	1,482	1,465
	Freddie Mac Pool #QF5672 5.00% 1/1/2053[4]	133,502	129,296
	Freddie Mac Pool #SD2571 5.00% 1/1/2053[4]	12,543	12,144
	Freddie Mac Pool #QF5717 5.00% 1/1/2053[4]	1,228	1,189
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]	373	361
	Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]	1,514	1,498
	Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]	1,320	1,306
	Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]	665	658
	Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]	345	342
	Freddie Mac Pool #QF8523 4.00% 2/1/2053[4]	1,584	1,452
	Freddie Mac Pool #RA8534 5.00% 2/1/2053[4]	167,008	161,634
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[4]	35,719	35,329
	Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]	3,948	3,905
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]	3,091	3,058
	Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]	85	84
	Freddie Mac Pool #QF8056 6.00% 2/1/2053[4]	26,260	26,423
	Freddie Mac Pool #QF8050 6.00% 2/1/2053[4]	9,012	9,068
	Freddie Mac Pool #SD2608 3.50% 3/1/2053[4]	4,005	3,548
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[4]	1,710	1,566
	Freddie Mac Pool #SD8306 4.50% 3/1/2053[4]	56,230	53,046
	Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]	3,729	3,522
	Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]	168	159
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]	17,626	17,425
	Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]	521	516
	Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]	86	85
	Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]	76	75
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]	11,546	11,175
	Freddie Mac Pool #SD3314 5.50% 4/1/2053[4]	57,420	56,785
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]	7,986	7,898

American Balanced Fund	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]	USD237	$234
	Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]	55	54
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[4]	3,768	3,559
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	289,662	280,111
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]	176,195	173,934
	Freddie Mac Pool #SD2882 5.50% 5/1/2053[4]	53,002	52,355
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[4]	31,375	31,025
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[4]	28,994	29,228
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]	173,055	167,335
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	18,090	17,852
	Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]	15,599	15,417
	Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]	2,523	2,495
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[4]	42,452	42,794
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]	15,636	15,767
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]	14,477	14,593
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]	9,780	9,844
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]	6,717	6,830
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]	3,382	3,472
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]	2,965	3,031
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]	2,727	2,805
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]	2,624	2,705
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]	1,888	1,950
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]	1,384	1,421
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]	1,017	1,038
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]	740	766
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[4]	1,966	1,800
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	421	408
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	76,199	75,207
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[4]	10,717	10,598
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[4]	21,391	21,552
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]	537	539
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[4]	162,726	157,432
	Freddie Mac Pool #QG8374 5.50% 8/1/2053[4]	31,651	31,271
	Freddie Mac Pool #SD3559 5.50% 8/1/2053[4]	22,646	22,381
	Freddie Mac Pool #QG9352 6.00% 8/1/2053[4]	15,154	15,275
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	36,080	35,604
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[4]	60,046	60,634
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[4]	191,705	195,601
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[4]	6,416	6,206
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[4]	74,358	73,376
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[4]	3,945	3,721
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	443,758	429,102
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[4]	17,506	16,929
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	75,356	74,361
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[4]	4,376	4,127
	Freddie Mac Pool #SD8384 6.00% 12/1/2053[4]	108,106	108,470
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[4]	10,257	10,333
	Freddie Mac Pool #SD5500 2.00% 1/1/2054[4]	22,901	17,966
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[4]	4,353	3,984
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[4]	23,257	21,931
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[4]	8,347	7,640
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[4]	26,418	26,539
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[4]	14,180	14,291
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[4]	10,684	10,730
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[4]	31,816	32,526
	Freddie Mac Pool #SD8407 5.00% 3/1/2054[4]	13,302	12,860
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	48,774	48,122
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[4]	26,987	27,107
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[4]	234,635	231,499
	Freddie Mac Pool #RJ1263 5.50% 4/1/2054[4]	29,222	28,858
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[4]	16,054	15,890
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[4]	12,146	11,993
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[4]	50,071	50,402
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[4]	17,649	17,763
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[4]	17,563	17,363
	Freddie Mac Pool #RJ1431 6.00% 5/1/2054[4]	12,287	12,370
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[4]	9,450	9,669

13	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1441 6.50% 5/1/2054[4]	USD5,731	$5,860
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	30,840	30,512
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	4,060	4,019
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	13,860	13,963
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	760	765
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	530	534
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[4]	3,840	3,929
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	6,710	6,639
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	52,505	52,674
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	3,823	3,851
	Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[4]	49,523	42,040
	Freddie Mac, Series T041, Class 3A, 4.336% 7/25/2032[4,5]	691	646
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]	34	35
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[4]	10,727	10,565
	Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[4]	1,013	998
	Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[4,5]	2,338	2,313
	Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[4]	1,083	1,066
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]	2,787	2,718
	Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]	1,485	1,463
	Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]	1,032	1,007
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,5]	18,421	18,086
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]	27,390	26,616
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[4]	45,775	46,801
	Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]	26,791	22,778
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]	11,551	9,763
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,5]	13,520	12,400
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]	4,656	4,233
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,5]	8,194	7,564
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]	31,095	28,368
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,5]	30,181	27,649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,5]	6,616	5,874
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]	5,496	4,911
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]	18,962	17,863
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]	13,529	11,913
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]	50,375	46,795
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]	32,166	29,042
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]	6,447	6,063
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]	24,007	22,789
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]	24,325	22,685
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]	8,934	8,251
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]	4,330	3,832
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]	1,427	1,190
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	11,553	10,880
	Government National Mortgage Assn. 2.50% 7/1/2054[4,6]	110,700	93,070
	Government National Mortgage Assn. 3.00% 7/1/2054[4,6]	66,250	57,731
	Government National Mortgage Assn. 3.50% 7/1/2054[4,6]	245,500	220,451
	Government National Mortgage Assn. 4.00% 7/1/2054[4,6]	158,254	146,255
	Government National Mortgage Assn. 5.00% 7/1/2054[4,6]	39,474	38,440
	Government National Mortgage Assn. 5.50% 7/1/2054[4,6]	172,918	171,579

American Balanced Fund	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]	USD1,077	$1,116
	Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]	2,869	2,716
	Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]	33	31
	Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]	59	57
	Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]	2,525	2,451
	Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]	19,468	17,247
	Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]	9,209	8,643
	Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]	1,639	1,537
	Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]	1,924	1,799
	Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]	15,687	14,708
	Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]	17,211	16,126
	Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]	18,830	17,115
	Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]	3,107	2,995
	Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]	400	374
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]	1,106	1,066
	Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]	19,371	17,575
	Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]	819	789
	Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]	331	317
	Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]	459	442
	Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]	3,847	3,691
	Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]	324	312
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[4]	115,371	93,564
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]	213	178
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[4]	100,997	81,887
	Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]	326	313
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]	7,284	7,021
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[4]	82,438	69,350
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]	19,855	16,564
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]	7,208	5,991
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]	2,249	1,907
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[4]	13,458	11,319
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]	1,920	1,608
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]	651	545
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]	445	371
	Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[4]	372	313
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[4]	39,691	34,640
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[4]	482	433
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[4]	119,155	110,156
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[4]	18,360	16,492
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[4]	2,048	1,893
	Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[4]	21,376	19,761
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[4]	19,322	17,862
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[4]	12,550	11,602
	Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[4]	796	776
	Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053[4]	718	626
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[4]	19,001	18,074
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[4]	41,999	40,923
	Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053[4]	30,349	29,572
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[4]	48,499	46,128
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[4]	147,664	143,820
	Government National Mortgage Assn. Pool #710085 4.979% 9/20/2061[4]	2	2
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	31,538	23,498
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[4,6]	79,000	69,434
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[4,6]	101,359	91,540
	Uniform Mortgage-Backed Security 3.50% 7/1/2039[4,6]	40,000	37,824
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[4,6]	41,500	39,905
	Uniform Mortgage-Backed Security 2.00% 8/1/2039[4,6]	50,000	43,990
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[4,6]	284,377	222,458
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[4,6]	151,839	124,004
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[4,6]	132,894	113,064
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[4,6]	156,046	138,125
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[4,6]	313,820	287,182
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[4,6]	297,527	280,524
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[4,6]	75,000	72,492
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[4,6]	611,953	603,610
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[4,6]	1,958,075	1,963,812
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[4,6]	96,051	97,769

15	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[4,6]	USD5,855	$6,023
	Uniform Mortgage-Backed Security 2.50% 8/1/2054[4,6]	180,519	147,582
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[4,6]	142,271	121,153
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[4,6]	143,111	126,698
	Uniform Mortgage-Backed Security 4.00% 8/1/2054[4,6]	125,000	114,448
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[4,6]	182,000	171,642
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[4,6]	1,662,397	1,666,489
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[4,6]	668,616	680,160
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[4,6]	38,907	39,993
			23,031,841

Commercial mortgage-backed securities 0.69%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[4,5]	9,260	9,274
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[4,7]	4,557	4,161
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[4,7]	21,941	20,823
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[4,5,7]	3,356	3,355
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.936% 3/15/2032[4,5]	5,000	5,171
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]	3,422	3,223
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]	405	378
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[4]	21,470	22,293
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,5]	6,605	6,975
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]	795	751
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]	501	473
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,5]	9,618	9,232
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]	5,772	5,073
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]	8,720	7,834
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]	17,962	15,331
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]	11,250	10,610
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[4,5]	3,812	3,576
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]	9,988	9,390
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]	17,048	14,280
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,5]	3,073	2,949
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[4]	9,262	7,487
	Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[4]	3,950	3,162
	Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054[4]	6,710	5,359
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[4]	2,138	1,745
	Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054[4]	4,870	3,983
	Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[4]	8,840	7,383
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[4,5]	8,696	8,990
	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]	8,000	7,149
	BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 6.792% 8/15/2026[4,5,7]	17,000	16,976
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,5]	41,374	42,895
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[4,5]	25,283	26,384
	BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[4,5]	26,680	28,209
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 6.701% 6/15/2041[4,5,7]	14,969	14,891
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[4,5,7]	8,311	8,313
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.648% 5/15/2039[4,5,7]	5,710	5,706
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[4,5,7]	33,495	33,548
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[4,5,7]	24,836	24,889
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[4,5,7]	42,473	42,567
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[4,5,7]	41,765	41,194
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[4,5,7]	43,661	43,147
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[4,5,7]	1,123	1,107
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[4,5,7]	73,046	72,194

American Balanced Fund	16

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[4,5,7]	USD23,226	$22,917
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[4,5,7]	22,215	22,175
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.168% 4/15/2037[4,5,7]	3,152	3,147
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[4,5,7]	47,864	47,357
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[4,5,7]	42,947	42,472
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[4,5,7]	20,501	20,275
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[4,5,7]	1,596	1,596
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.517% 3/15/2035[4,5,7]	11,185	11,028
	CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]	12,890	12,088
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[4,5,7]	20,000	20,353
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,7]	55,899	56,030
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040[4,5,7]	9,877	9,737
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[4,5,7]	4,900	4,823
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[4]	120	120
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]	2,395	2,297
	Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]	800	758
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	15,135	14,896
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]	1,290	1,274
	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,5]	1,000	959
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[4,7]	36,773	37,742
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[4,7]	7,074	7,236
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[4,5,7]	12,887	12,828
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[4,5,7]	5,439	5,565
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	550	520
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[4,5,7]	14,463	14,488
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[4,5,7]	13,140	13,163
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[4,5,7]	26,180	26,099
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[4,5,7]	13,069	13,026
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[4,5,7]	9,945	9,929
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[4,5,7]	4,377	4,380
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[4,7]	12,117	12,517
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,7]	27,847	22,777
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[4,5,7]	46,773	46,827
	GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]	1,367	1,344
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[4,5,7]	5,265	5,134
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[4,5,7]	9,579	9,381
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]	11,268	10,517
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]	405	379
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]	19,842	16,890
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[4]	9,914	7,982
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[4,5,7]	2,956	2,953
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.817% 8/15/2039[4,5]	4,325	4,340
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	2,520	2,377
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]	930	868

17	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,7]	USD34,220	$30,617
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,7]	8,773	7,350
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[4,5,7]	2,318	1,875
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,5]	8,015	7,578
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[4,5,7]	5,303	5,291
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,7]	59,217	52,705
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[4,5,7]	13,529	13,427
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]	769	761
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[4]	308	305
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]	1,600	1,566
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]	972	930
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	2,490	2,375
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.335% 11/25/2053[4,5,7]	16,513	17,165
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[4,5,7]	23,537	23,457
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,7]	21,946	17,943
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[4,5,7]	24,843	24,627
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[4,5,7]	54,009	53,379
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[4]	9,337	9,118
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]	455	432
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]	10,015	9,599
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]	4,008	3,581
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]	795	759
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[4,5,7]	65,442	65,677
	WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[4,5,7]	8,656	8,635
	WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[4,5,7]	3,712	3,676
	WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[4,5,7]	5,353	5,311
			1,554,133

Collateralized mortgage-backed obligations (privately originated) 0.63%
	Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[4,7,8]	9,402	9,365
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,5,7]	4,778	4,114
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,7]	484	450
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,7,8]	14,693	13,696
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,5,7]	7,614	6,901
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,5,7]	2,908	2,649
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,5,7]	3,096	2,971
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,7]	10,798	9,642
	BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[4,7,8]	4,571	4,593
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[4,7,8]	24,224	22,836
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,5,7]	1,684	1,654
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[4,5,7]	3,630	3,599
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[4,5,7]	12,311	10,592
	Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[4,5,7]	7,819	6,811

American Balanced Fund	18

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.306% 12/25/2033[4,5]	USD233	$232
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,5,7]	25,576	23,714
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,5,7]	710	642
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,5,7]	12,207	10,485
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[4,5,7]	36,854	37,963
	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 1/25/2043[4,5,7]	21,214	21,769
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[4,5,7]	75,090	80,907
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[4,5,7]	14,465	14,652
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.435% 6/25/2043[4,5,7]	46,402	49,104
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[4,5,7]	16,134	16,290
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 8.035% 7/25/2043[4,5,7]	34,732	36,340
	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 6.835% 10/25/2043[4,5,7]	6,063	6,104
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[4,5,7]	5,888	5,896
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[4,5,7]	6,104	6,197
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[4,5,7]	4,481	4,486
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 2/25/2044[4,5,7]	6,661	6,737
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[4,5,7]	3,090	3,094
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[4,5,7]	3,348	3,365
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,7]	15,765	14,920
	CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]	61	61
	CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]	194	200
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]	659	632
	FARM Mortgage Trust, Series 2024-1, Class A1, 4.721% 10/1/2053[4,5,7]	6,850	6,663
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,7]	12,894	14,127
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,7]	56,551	61,365
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[4,7]	1,794	1,941
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[4,7]	2,071	2,090
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,5,7]	15,947	12,703
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,5,7]	17,761	14,137
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.75% 10/25/2027[4,5]	777	780
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.635% 2/25/2042[4,5,7]	5,527	5,554
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[4,5,7]	5,660	5,746
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/2042[4,5,7]	4,587	4,773
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.685% 5/25/2042[4,5,7]	13,523	14,215
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[4,5,7]	8,406	8,634
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.835% 6/25/2042[4,5,7]	7,690	8,351
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[4,5,7]	3,152	3,196

19	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[4,5,7]	USD6,683	$6,728
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[4,5,7]	7,312	7,329
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[4,5,7]	51,306	51,538
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,7,8]	7,217	7,230
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,5,7]	21,685	19,124
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[4,7,8]	13,390	12,688
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,7]	14,839	13,636
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,7,8]	5,215	5,274
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,7,8]	8,365	8,300
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[4,7,8]	5,548	5,451
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[4,7,8]	10,925	10,646
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[4,5,7]	32,320	32,316
	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[4,5,7]	4,111	3,945
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[4,7,8]	23,649	23,893
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,5,7]	555	531
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,7]	2,699	2,488
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[4,5,7]	7,957	7,723
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,7,8]	5,782	5,786
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,7,8]	10,356	10,358
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[4,5,7]	11,047	10,614
	Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[4,7,8]	41,873	40,531
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[4,7,8]	47,484	46,338
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[4,7,8]	16,635	16,621
	Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[4,5,7]	8,657	8,727
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,7,8]	9,487	9,533
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[4,7,8]	40,003	40,086
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[4,7,8]	50,719	50,989
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,5,7]	16,014	13,526
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[4,7]	22,758	21,224
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[4,7]	18,836	17,401
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,7]	7,630	7,190
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[4,7]	17,355	15,983
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[4,7]	14,571	13,354
	Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[4,5,7]	5,757	5,106
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[4,5,7]	3,551	3,202
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[4,7]	50,549	45,550
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,5,7]	4,073	4,011
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,5,7]	2,582	2,554
	Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,5,7]	8,460	8,084
	Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,5,7]	9,394	9,035
	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,5,7]	2,001	1,936
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,7]	486	431
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,7]	17,212	16,239
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,7]	2,167	2,013
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[4,7]	3,435	3,355

American Balanced Fund	20

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,7]	USD7,964	$7,727
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,7]	1,718	1,652
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[4,7]	3,501	3,453
	Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[4,7]	5,757	5,581
	Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[4,7]	1,893	1,818
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,7,8]	8,969	8,915
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,7,8]	2,444	2,437
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,7,8]	25,069	25,127
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[4,7,8]	57,848	57,833
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[4,7,8]	35,860	36,052
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,7,8]	10,393	10,439
	Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028)[4,7,8]	3,551	3,562
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,7,8]	4,507	4,534
			1,425,685
	Total mortgage-backed obligations		26,011,659
Corporate bonds, notes & loans 6.88%
Financials 3.29%
	AerCap Ireland Capital DAC 1.65% 10/29/2024	27,556	27,185
	AerCap Ireland Capital DAC 6.50% 7/15/2025	7,190	7,247
	AerCap Ireland Capital DAC 1.75% 1/30/2026	10,369	9,772
	AerCap Ireland Capital DAC 2.45% 10/29/2026	37,267	34,777
	AerCap Ireland Capital DAC 6.45% 4/15/2027	34,647	35,450
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[7,8]	41,000	41,897
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[7,8]	23,775	24,552
	Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,522
	Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,484
	American Express Co. 2.25% 3/4/2025	20,000	19,568
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[8]	18,805	18,996
	American Express Co. 2.55% 3/4/2027	13,925	13,018
	American Express Co. 5.85% 11/5/2027	3,900	3,996
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[8]	10,421	11,113
	American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[8]	15,687	14,806
	American International Group, Inc. 5.125% 3/27/2033	14,135	13,932
	American International Group, Inc. 4.375% 6/30/2050	3,180	2,636
	Aon North America, Inc. 5.15% 3/1/2029	15,000	14,964
	Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	193
	Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[7]	4,676	4,976
	Banco Santander, SA 2.746% 5/28/2025	9,400	9,158
	Banco Santander, SA 5.147% 8/18/2025	9,200	9,131
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[8]	20,600	18,898
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	15,845	14,051
	Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	2,713	2,560
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]	36,573	36,364
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]	18,104	17,675
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]	63,946	63,448
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]	38,555	36,265
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[8]	57,605	57,528
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[8]	61,898	54,924
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[8]	62,602	63,924
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[8]	31,812	27,514
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[8]	8,419	6,938
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[8]	46,005	37,653
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[8]	50,096	41,026
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[8]	37,749	37,375
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[8]	11,534	11,870

21	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[8]	USD32,275	$32,254
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[7,8]	5,000	5,027
	Bank of Montreal 5.203% 2/1/2028	5,000	5,010
	Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[8]	15,000	14,913
	Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[8]	18,829	19,191
	Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[8]	4,444	4,358
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[8]	27,889	27,728
	Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[8]	5,613	5,371
	Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,049
	Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,108
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	10,564
	Banque Federative du Credit Mutuel 5.088% 1/23/2027[7]	USD20,000	19,904
	Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[8]	25,000	25,049
	Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[8]	10,000	10,355
	Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[7]	7,000	7,144
	BNP Paribas SA 4.375% 9/28/2025[7]	5,700	5,599
	BNP Paribas SA 4.375% 5/12/2026[7]	6,350	6,181
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[7,8]	58,977	54,844
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[7,8]	34,776	30,363
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[7,8]	88,140	87,820
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[7,8]	5,501	4,614
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[7,8]	778	774
	BPCE SA 4.625% 7/11/2024[7]	33,950	33,926
	BPCE SA 5.15% 7/21/2024[7]	39,440	39,404
	BPCE SA 1.625% 1/14/2025[7]	17,828	17,441
	BPCE SA 1.00% 1/20/2026[7]	11,095	10,365
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[7,8]	12,975	12,281
	BPCE SA 0.895% 12/14/2026	JPY400,000	2,480
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[7,8]	USD22,514	22,536
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[7,8]	28,000	29,039
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[7,8]	22,000	21,962
	BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[7,8]	661	534
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[7,8]	1,750	1,735
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[7,8]	33,000	32,884
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[7,8]	35,000	35,682
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[7,8]	11,250	11,434
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[7,8]	45,300	45,126
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[7,8]	600	634
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[7,8]	8,050	8,072
	Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	9,971
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	14,980
	Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,420
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[8]	22,000	21,814
	Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[8]	21,500	21,201
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[8]	6,835	6,869
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[8]	28,438	28,618
	Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,570
	Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,325
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[8]	12,000	12,162
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[8]	20,000	20,807
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[8]	15,000	15,626
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	10,606	8,822
	Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,030
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	813	796
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[8]	48,294	48,281
	Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[8]	5,000	4,665
	Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[8]	19,351	17,942

American Balanced Fund	22

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027)[8]	USD10,649	$10,282
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]	15,570	14,697
	Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[8]	30,000	28,768
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[8]	77,815	77,377
	Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[8]	17,636	16,652
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	37,349	33,278
	Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[8]	9,850	8,581
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[8]	89,736	77,055
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[8]	4,382	3,602
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]	12,294	11,810
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[8]	6,900	7,021
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[8]	31,628	31,535
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[8]	20,365	21,060
	CME Group, Inc. 3.75% 6/15/2028	2,230	2,149
	Corebridge Financial, Inc. 3.50% 4/4/2025	7,305	7,185
	Corebridge Financial, Inc. 3.65% 4/5/2027	43,861	41,990
	Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	9,583
	Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,529
	Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,338
	Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,288
	Corebridge Global Funding 5.75% 7/2/2026[7]	49,150	49,348
	Corebridge Global Funding 5.20% 6/24/2029[7]	15,000	14,951
	Crédit Agricole SA 4.375% 3/17/2025[7]	5,460	5,397
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[7,8]	17,106	16,470
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[7,8]	13,656	12,739
	Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[7,8]	7,000	7,020
	Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[7,8]	30,000	30,218
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[7,8]	37,800	34,722
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[7,8]	14,225	13,775
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[8]	16,750	16,609
	Deutsche Bank AG 4.10% 1/13/2026	21,547	21,083
	Deutsche Bank AG 4.10% 1/13/2026	5,139	5,051
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	46,606	44,244
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	84,743	78,262
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[8]	137,672	127,344
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[8]	48,842	48,791
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[8]	74,789	77,210
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[8]	58,151	60,496
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[8]	10,573	9,312
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[7,8]	41,250	41,385
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[8]	EUR4,532	5,280
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[8]	9,298	10,504
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[8]	2,140	2,301
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD2,590	1,862
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[8]	4,290	4,399
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[8]	40,952	40,612
	Fiserv, Inc. 3.50% 7/1/2029	2,440	2,257
	Five Corners Funding Trust III 5.791% 2/15/2033[7]	7,000	7,123
	Five Corners Funding Trust IV 5.997% 2/15/2053[7]	384	387
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[8]	15,000	14,002
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[8]	44,600	40,973
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[8]	107,869	99,632
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[8]	69,541	64,875
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[8]	47,354	45,289
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[8]	17,765	17,366
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[8]	32,042	33,460

23	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[8]	USD62,145	$63,262
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[8]	10,188	8,272
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[8]	7,555	6,284
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[8]	76,700	65,531
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[8]	2,350	2,323
	HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[8]	3,250	3,275
	HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[8]	20,000	20,083
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[8]	3,250	3,196
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[8]	13,250	14,017
	HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[8]	2,689	2,752
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[8]	25,479	22,404
	HSBC Holdings PLC 5.546% 3/4/2030 (USD-SOFR + 1.46% on 3/4/2029)[8]	1,485	1,488
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[8]	6,224	5,210
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[8]	2,200	1,830
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[8]	11,992	12,493
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[8]	18,681	18,790
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	2,022	2,117
	Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	489	461
	Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[8]	16,000	16,340
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[8]	45,000	45,520
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,412
	Intesa Sanpaolo SpA 3.25% 9/23/2024[7]	4,040	4,015
	Intesa Sanpaolo SpA 7.00% 11/21/2025[7]	2,550	2,592
	Intesa Sanpaolo SpA 3.875% 7/14/2027[7]	70,094	66,402
	Intesa Sanpaolo SpA 3.875% 1/12/2028[7]	43,573	40,872
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[7,8]	24,225	26,734
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[7,8]	16,555	17,311
	JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[8]	1,457	1,442
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[8]	13,000	12,760
	JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[8]	3,704	3,609
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[8]	27,833	27,469
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[8]	14,417	13,435
	JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[8]	4,010	3,684
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[8]	20,000	20,354
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[8]	22,722	22,603
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	29,451	27,746
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[8]	25,109	25,318
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[8]	16,068	15,679
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	44,772	44,324
	JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[8]	24,425	23,107
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[8]	12,599	12,128
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]	2,954	2,965
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[8]	36,075	37,283
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[8]	7,202	7,148
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[8]	34,084	34,632
	JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[8]	102	88
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[8]	7,844	6,383
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]	25,383	25,284
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[8]	6,119	6,493
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[8]	16,750	17,192
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[7,8]	7,675	7,734
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[7,8]	20,000	20,775
	KfW 0.375% 7/18/2025	7,671	7,308
	KfW 5.125% 9/29/2025	40,003	40,062
	Kookmin Bank 5.375% 5/8/2027[7]	19,600	19,722
	Korea Exchange Bank 5.375% 4/23/2027[7]	8,750	8,809
	Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[8]	5,000	4,998
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[8]	22,400	21,951

American Balanced Fund	24

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]	USD3,100	$2,881
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[8]	35,000	35,218
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[8]	8,800	8,784
	Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[8]	36,042	34,480
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[8]	7,500	7,609
	Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[8]	12,365	12,471
	Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[8]	9,078	8,679
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[8]	34,614	34,495
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[8]	21,700	22,839
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[8]	18,000	16,666
	Macquarie Bank, Ltd. 5.208% 6/15/2026[7]	10,000	9,990
	Macquarie Bank, Ltd. 5.391% 12/7/2026[7]	20,000	20,058
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	3,750	3,666
	Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	7,010	5,975
	Mastercard, Inc. 4.875% 3/9/2028	842	847
	Mastercard, Inc. 4.85% 3/9/2033	16,994	16,926
	Metropolitan Life Global Funding I 5.05% 1/6/2028[7]	7,000	7,004
	Metropolitan Life Global Funding I 5.40% 9/12/2028[7]	35,000	35,576
	Metropolitan Life Global Funding I 4.85% 1/8/2029[7]	10,000	9,920
	Metropolitan Life Global Funding I 2.95% 4/9/2030[7]	10,000	8,903
	Metropolitan Life Global Funding I 5.15% 3/28/2033[7]	7,668	7,578
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[8]	46,000	45,363
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[8]	65,500	60,629
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[8]	34,600	31,869
	Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[8]	5,078	4,720
	Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[8]	4,867	4,715
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[8]	15,122	14,002
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[8]	15,000	14,996
	Mizuho Financial Group, Inc. 5.382% 7/10/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 7/10/2029)[8]	17,000	16,981
	Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[8]	4,388	4,422
	Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[8]	15,000	14,947
	Moody’s Corp. 4.25% 8/8/2032	265	249
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[8]	9,785	9,691
	Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]	2,053	2,042
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	9,165	8,548
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[8]	25,575	23,648
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[5]	553	559
	Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[8]	30,880	31,872
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]	56,634	56,426
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]	66,976	66,774
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[8]	41,664	41,929
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[8]	22,982	22,930
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[8]	85,667	87,138
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	158	139
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[8]	33,434	26,845
	Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[8]	13,436	10,981
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[8]	9,468	9,324
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[8]	364	362
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[8]	480	519

25	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[8]	USD1,854	$1,389
	MSCI, Inc. 3.25% 8/15/2033[7]	5,586	4,620
	Nasdaq, Inc. 5.35% 6/28/2028	13,015	13,137
	Nasdaq, Inc. 5.55% 2/15/2034	23,601	23,645
	National Australia Bank, Ltd. 1.887% 1/12/2027[7]	3,750	3,475
	National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,027
	National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	11,980
	National Australia Bank, Ltd. 6.429% 1/12/2033[7]	650	678
	National Securities Clearing Corp. 5.10% 11/21/2027[7]	6,000	6,014
	NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[8]	5,000	5,111
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[8]	20,000	20,024
	NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[8]	25,000	25,338
	New York Life Global Funding 2.35% 7/14/2026[7]	2,970	2,813
	New York Life Global Funding 4.90% 6/13/2028[7]	20,000	19,915
	New York Life Global Funding 4.55% 1/28/2033[7]	5,893	5,607
	Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,006
	Nomura Holdings, Inc. (USD-SOFR + 1.25%) 6.59% 7/2/2027[5]	15,000	15,081
	Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	8,652
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[7]	20,000	19,876
	PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[8]	15,000	15,017
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[8]	54,411	55,022
	PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[8]	5,265	5,427
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[8]	7,750	8,450
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[8]	2,250	2,263
	Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,944
	Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,804
	Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,192
	Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,360
	Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,328
	Prudential Financial, Inc. 3.70% 3/13/2051	945	686
	Royal Bank of Canada 4.95% 4/25/2025	10,000	9,954
	Royal Bank of Canada 1.15% 6/10/2025	4,420	4,245
	Royal Bank of Canada 4.90% 1/12/2028	5,000	4,963
	Royal Bank of Canada 5.20% 8/1/2028	30,000	30,208
	Royal Bank of Canada 4.95% 2/1/2029	15,000	14,935
	Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[8]	11,700	11,752
	Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[8]	19,181	17,684
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[8]	24,006	24,465
	Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[8]	3,523	3,607
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[8]	29,000	29,237
	SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[7]	15,000	15,015
	State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[8]	990	1,010
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[8]	14,240	13,206
	State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[8]	18,277	17,670
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[8]	47,307	46,772
	Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,182
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	8,800	8,162
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	52,000	53,122
	Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	30,200	31,026
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[7]	35,000	35,690
	Svenska Handelsbanken AB 5.50% 6/15/2028[7]	10,000	10,068
	Swedbank AB 6.136% 9/12/2026[7]	51,564	52,459
	Synchrony Bank 5.40% 8/22/2025	21,000	20,849
	Synchrony Bank 5.625% 8/23/2027	21,000	20,811
	Synchrony Financial 4.25% 8/15/2024[2]	12,369	12,340
	Synchrony Financial 2.875% 10/28/2031[2]	21,000	16,850
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	19,849	18,207
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	10,000	9,284
	Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,868

American Balanced Fund	26

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	USD15,000	$15,191
	Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,677
	Travelers Companies, Inc. 4.00% 5/30/2047	2,253	1,816
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[8]	4,444	4,360
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[8]	6,607	7,017
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[8]	4,343	4,333
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[8]	4,819	4,618
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[8]	6,586	6,639
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[8]	16,244	15,883
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[8]	34,966	34,225
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[8]	32,808	33,314
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[8]	41,176	41,295
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[8]	25,094	23,801
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[8]	13,493	13,687
	UBS AG 3.625% 9/9/2024	1,813	1,804
	UBS AG 7.95% 1/9/2025	13,853	14,000
	UBS AG 7.50% 2/15/2028	20,000	21,407
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[7,8]	5,000	4,992
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[7,8]	12,081	12,001
	UBS Group AG 4.125% 9/24/2025[7]	4,030	3,953
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[7,8]	42,692	41,265
	UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[7,8]	5,000	5,005
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,8]	26,350	24,617
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[7,8]	53,787	50,190
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[7,8]	35,660	32,724
	UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[7,8]	23,979	23,492
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[7,8]	15,952	16,361
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,8,9]	12,990	12,266
	UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[7,8]	11,000	11,313
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[7,8]	29,863	29,810
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[7,8,9]	4,400	3,950
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[7,8]	16,625	16,701
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[7,8]	89,280	83,375
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[7,8]	24,416	19,629
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[7,8]	142,499	121,605
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[7,8]	35,244	28,815
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[7,8]	6,000	6,300
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[7,8]	38,636	46,593
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[7,8]	11,900	11,893
	UniCredit SpA 4.625% 4/12/2027[7]	5,540	5,404
	Unum Group 3.875% 11/5/2025	5,045	4,915
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	2,974
	Visa, Inc. 3.15% 12/14/2025	6,000	5,838
	Visa, Inc. 2.05% 4/15/2030	5,247	4,508
	Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[8]	5,001	4,945
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	624	615
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	81,021	77,296
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[8]	47,614	48,037
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	13,723	12,642
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[8]	19,177	18,917
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[8]	60,679	61,241
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[8]	80,657	83,716
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[8]	22,482	22,392
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[8]	2,585	2,294

27	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[8]	USD23,561	$23,301
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[8]	14,000	14,930
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]	3,750	3,677
	Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[8]	3,750	3,467
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[8]	28,300	23,399
	Westpac Banking Corp. 2.963% 11/16/2040	9,686	6,794
			7,446,966

Utilities 0.72%
	AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	14,671
	American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	2,068
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	4,325	3,610
	China Huaneng Group Co., Ltd., 5.85% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[8]	12,028	12,039
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[7]	4,363	4,091
	Comision Federal de Electricidad 4.688% 5/15/2029[7]	38,215	35,805
	Consumers Energy Co. 3.10% 8/15/2050	5,325	3,670
	DTE Electric Co. 4.85% 12/1/2026	1,350	1,349
	DTE Energy Co. 5.10% 3/1/2029	8,650	8,582
	Duke Energy Corp. 0.90% 9/15/2025	4,575	4,334
	Duke Energy Corp. 2.55% 6/15/2031	375	314
	Duke Energy Corp. 5.75% 9/15/2033	4,645	4,721
	Duke Energy Corp. 3.50% 6/15/2051	399	270
	Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,677
	Duke Energy Progress, LLC 2.50% 8/15/2050	1,026	592
	Duke Energy Progress, LLC 2.90% 8/15/2051	449	279
	Edison International 3.55% 11/15/2024	33,373	33,064
	Edison International 4.95% 4/15/2025	750	745
	Edison International 5.75% 6/15/2027	8,149	8,224
	Edison International 4.125% 3/15/2028	22,220	21,237
	Edison International 5.25% 11/15/2028	16,350	16,214
	Edison International 5.45% 6/15/2029	46,825	46,826
	Edison International 6.95% 11/15/2029	3,650	3,883
	Electricité de France SA 5.65% 4/22/2029[7]	12,500	12,614
	Electricité de France SA 6.25% 5/23/2033[7]	5,838	6,043
	Electricité de France SA 5.60% 1/27/2040	1,325	1,300
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[7,8]	10,080	10,988
	Emera US Finance, LP 3.55% 6/15/2026	4,430	4,251
	Emera US Finance, LP 2.639% 6/15/2031	6,090	5,030
	Enel Américas SA 4.00% 10/25/2026	4,330	4,161
	Enel Finance International NV 5.125% 6/26/2029[7]	17,500	17,231
	Entergy Corp. 3.75% 6/15/2050	234	166
	Eversource Energy 3.15% 1/15/2025	4,580	4,519
	Eversource Energy 5.00% 1/1/2027	12,350	12,255
	Eversource Energy 3.30% 1/15/2028	6,812	6,367
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	25,000	24,006
	FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/2028[7]	3,000	2,810
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[7]	21,285	19,447
	Florida Power & Light Co. 5.05% 4/1/2028	14,277	14,335
	Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,185
	Georgia Power Co. 4.65% 5/16/2028	32,500	32,011
	Georgia Power Co. 4.95% 5/17/2033	22,981	22,420
	Georgia Power Co. 3.70% 1/30/2050	48	35
	Jersey Central Power & Light Co. 4.30% 1/15/2026[7]	1,458	1,433
	Jersey Central Power & Light Co. 2.75% 3/1/2032[7]	3,000	2,481
	MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,167
	MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,409
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[7]	3,900	3,750
	Monongahela Power Co. 3.55% 5/15/2027[7]	6,225	5,937
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	4,150	4,159
	NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	476
	NSTAR Electric Co. 2.70% 6/1/2026	4,085	3,885
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	18,200	18,679

American Balanced Fund	28

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.15% 1/1/2026	USD154,125	$148,524
	Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	39,280
	Pacific Gas and Electric Co. 3.30% 3/15/2027	244	231
	Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,258
	Pacific Gas and Electric Co. 3.30% 12/1/2027	45,281	42,232
	Pacific Gas and Electric Co. 3.00% 6/15/2028	25,047	22,911
	Pacific Gas and Electric Co. 3.75% 7/1/2028	31,447	29,541
	Pacific Gas and Electric Co. 4.65% 8/1/2028	10,474	10,143
	Pacific Gas and Electric Co. 6.10% 1/15/2029	14,656	15,007
	Pacific Gas and Electric Co. 4.55% 7/1/2030	128,392	121,737
	Pacific Gas and Electric Co. 2.50% 2/1/2031	96,489	79,586
	Pacific Gas and Electric Co. 3.25% 6/1/2031	13,348	11,484
	Pacific Gas and Electric Co. 4.40% 3/1/2032	7,958	7,283
	Pacific Gas and Electric Co. 5.90% 6/15/2032	6,089	6,097
	Pacific Gas and Electric Co. 6.15% 1/15/2033	16,857	17,137
	Pacific Gas and Electric Co. 6.40% 6/15/2033	28,453	29,407
	Pacific Gas and Electric Co. 6.95% 3/15/2034	12,200	13,147
	Pacific Gas and Electric Co. 5.80% 5/15/2034	29,942	29,766
	Pacific Gas and Electric Co. 3.30% 8/1/2040	12,033	8,579
	Pacific Gas and Electric Co. 3.75% 8/15/2042	37,848	27,326
	Pacific Gas and Electric Co. 4.95% 7/1/2050	5,723	4,733
	Pacific Gas and Electric Co. 3.50% 8/1/2050	15,312	10,007
	Pacific Gas and Electric Co. 6.70% 4/1/2053	551	574
	PacifiCorp 5.10% 2/15/2029	20,000	19,994
	PacifiCorp 5.30% 2/15/2031	16,144	16,098
	PacifiCorp 5.45% 2/15/2034	47,625	47,065
	PacifiCorp 2.90% 6/15/2052	5,573	3,287
	PacifiCorp 5.35% 12/1/2053	1,075	976
	PacifiCorp 5.50% 5/15/2054	22,105	20,553
	PacifiCorp 5.80% 1/15/2055	38,100	36,923
	Public Service Company of Colorado 5.35% 5/15/2034	20,500	20,336
	Public Service Company of Colorado 5.25% 4/1/2053	3,150	2,882
	Public Service Company of Colorado 5.75% 5/15/2054	7,250	7,166
	Public Service Electric and Gas Co. 3.05% 11/15/2024	3,360	3,327
	Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,621
	Public Service Electric and Gas Co. 3.85% 5/1/2049	4,290	3,353
	Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,735
	Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,053
	San Diego Gas & Electric Co. 1.70% 10/1/2030	9,175	7,533
	Southern California Edison Co. 0.975% 8/1/2024	139	138
	Southern California Edison Co. 4.70% 6/1/2027	4,427	4,367
	Southern California Edison Co. 3.65% 3/1/2028	535	507
	Southern California Edison Co. 5.30% 3/1/2028	2,874	2,881
	Southern California Edison Co. 4.20% 3/1/2029	24,261	23,232
	Southern California Edison Co. 5.15% 6/1/2029	3,710	3,708
	Southern California Edison Co. 2.85% 8/1/2029	9,209	8,275
	Southern California Edison Co. 2.25% 6/1/2030	600	509
	Southern California Edison Co. 5.45% 6/1/2031	19,700	19,849
	Southern California Edison Co. 2.75% 2/1/2032	29,525	24,920
	Southern California Edison Co. 5.20% 6/1/2034	3,910	3,819
	Southern California Edison Co. 5.75% 4/1/2035	10,554	10,766
	Southern California Edison Co. 5.35% 7/15/2035	28,046	27,808
	Southern California Edison Co. 5.625% 2/1/2036	22,665	22,648
	Southern California Edison Co. 5.95% 2/1/2038	1,753	1,780
	Southern California Edison Co. 4.50% 9/1/2040	47,813	41,251
	Southern California Edison Co. 3.60% 2/1/2045	7,297	5,343
	Southern California Edison Co. 4.00% 4/1/2047	10,286	7,883
	Southern California Edison Co. 4.125% 3/1/2048	1,752	1,362
	Southern California Edison Co. 3.65% 2/1/2050	753	536
	Southern California Edison Co. 3.45% 2/1/2052	187	127
	Southern California Edison Co. 5.75% 4/15/2054	5,600	5,487
	Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	12,288
	Southwestern Electric Power Co. 3.25% 11/1/2051	19	12
	Virginia Electric & Power 2.40% 3/30/2032	5,700	4,687
	Virginia Electric & Power 2.45% 12/15/2050	4,256	2,391
	WEC Energy Group, Inc. 5.60% 9/12/2026	11,125	11,170
	WEC Energy Group, Inc. 4.75% 1/15/2028	5,000	4,952

29	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	WEC Energy Group, Inc. 2.20% 12/15/2028	USD7,200	$6,354
	Xcel Energy, Inc. 3.35% 12/1/2026	2,560	2,444
	Xcel Energy, Inc. 1.75% 3/15/2027	1,355	1,233
	Xcel Energy, Inc. 2.35% 11/15/2031	19,400	15,712
			1,635,146

Consumer discretionary 0.65%
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,069
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,349
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,226
	Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	9,439
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,064
	Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,007
	American Honda Finance Corp. 3.50% 2/15/2028	2,500	2,378
	Board of Trustees of The Leland Stanford Junior University 1.289% 6/1/2027	4,000	3,612
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[7]	714	701
	Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[7]	3,709	3,699
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[7]	2,334	2,296
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[7]	9,360	9,313
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[7]	4,791	4,429
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[7]	4,378	4,348
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[7]	3,860	3,696
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[7]	2,169	2,166
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[7]	3,792	3,380
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[7]	14,859	14,754
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[7]	15,468	15,296
	Ford Motor Co. 4.75% 1/15/2043	17,113	13,851
	Ford Motor Co. 5.291% 12/8/2046	9,062	7,937
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	5,023	4,863
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	20,914	21,262
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	18,065	18,419
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	3,120	2,931
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	3,095	2,983
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,000	12,005
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	43,000	43,015
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	42,525	41,530
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	13,715	13,038
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	6,334	5,945
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	25,901	27,001
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	4,470	4,045
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	27,385	28,225
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	37,714	38,983
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	12,290	10,841
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	27,117	27,035
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	127,908	123,622
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	17,485	18,514
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	67,429	70,964
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	58,951
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	40,000	40,067
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	58,641	50,585
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	20,665	21,849
	General Motors Co. 6.80% 10/1/2027	20,604	21,397
	General Motors Financial Co., Inc. 3.80% 4/7/2025	6,908	6,805
	General Motors Financial Co., Inc. 2.75% 6/20/2025	7,796	7,580
	General Motors Financial Co., Inc. 1.25% 1/8/2026	387	362
	General Motors Financial Co., Inc. 2.70% 8/20/2027	46,765	43,155
	Home Depot, Inc. 1.50% 9/15/2028	4,734	4,155
	Home Depot, Inc. 2.95% 6/15/2029	2,390	2,190
	Home Depot, Inc. 1.875% 9/15/2031	7,101	5,784
	Home Depot, Inc. 4.95% 6/25/2034	11,778	11,660
	Hyundai Capital America 1.00% 9/17/2024[7]	40,167	39,753
	Hyundai Capital America 2.65% 2/10/2025[7]	33,718	33,089
	Hyundai Capital America 5.875% 4/7/2025[7]	9,000	9,009
	Hyundai Capital America 1.80% 10/15/2025[7]	3,275	3,121
	Hyundai Capital America 1.30% 1/8/2026[7]	23,790	22,333
	Hyundai Capital America 1.50% 6/15/2026[7]	28,381	26,312
	Hyundai Capital America 5.45% 6/24/2026[7]	17,742	17,721

American Balanced Fund	30

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Hyundai Capital America 1.65% 9/17/2026[7]	USD37,992	$34,999
	Hyundai Capital America 3.00% 2/10/2027[7]	33,995	32,082
	Hyundai Capital America 5.30% 3/19/2027[7]	9,990	9,968
	Hyundai Capital America 5.275% 6/24/2027[7]	57,750	57,514
	Hyundai Capital America 2.375% 10/15/2027[7]	21,667	19,769
	Hyundai Capital America 2.10% 9/15/2028[7]	20,485	18,006
	Hyundai Capital America 5.30% 6/24/2029[7]	22,385	22,270
	Hyundai Capital America 5.40% 1/8/2031[7]	4,521	4,493
	Hyundai Capital America 5.40% 6/24/2031[7]	41,000	40,669
	Hyundai Capital Services, Inc. 2.125% 4/24/2025[7]	6,975	6,782
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[7]	9,245	8,635
	Marriott International, Inc. 4.90% 4/15/2029	5,784	5,725
	Marriott International, Inc. 2.75% 10/15/2033	8,028	6,485
	McDonald’s Corp. 4.60% 9/9/2032	716	692
	McDonald’s Corp. 4.95% 8/14/2033	559	551
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[7]	5,887	5,893
	Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[7]	3,880	3,975
	Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[7]	19,400	20,199
	Sands China, Ltd. 2.30% 3/8/2027	8,630	7,868
	Stellantis Finance US, Inc. 1.711% 1/29/2027[7]	16,246	14,809
	Stellantis Finance US, Inc. 5.625% 1/12/2028[7]	7,500	7,600
	Stellantis Finance US, Inc. 2.691% 9/15/2031[7]	8,096	6,696
	Stellantis Finance US, Inc. 6.375% 9/12/2032[7]	9,303	9,732
	Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,121
	Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	6,939
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[7]	490	487
	Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[7]	1,648	1,617
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[7]	2,830	2,798
	Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[7]	6,265	5,913
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[7]	11,240	11,793
			1,460,189

Energy 0.59%
	Apache Corp. 5.10% 9/1/2040	10,552	9,012
	Baker Hughes Holdings, LLC 4.486% 5/1/2030	6,120	5,953
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,634
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	35,021	33,694
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	846
	Cenovus Energy, Inc. 5.375% 7/15/2025	18,304	18,125
	Cenovus Energy, Inc. 4.25% 4/15/2027	55,736	54,235
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[7]	27,000	27,590
	ConocoPhillips Co. 3.80% 3/15/2052	533	398
	ConocoPhillips Co. 5.30% 5/15/2053	5,072	4,819
	Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,791
	Diamondback Energy, Inc. 6.25% 3/15/2053	8,206	8,456
	Diamondback Energy, Inc. 5.75% 4/18/2054	8,598	8,341
	Diamondback Energy, Inc. 5.90% 4/18/2064	8,812	8,513
	Ecopetrol SA 8.875% 1/13/2033	36,850	38,080
	Ecopetrol SA 8.375% 1/19/2036	63,150	62,068
	Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,051
	Enbridge, Inc. 6.20% 11/15/2030	20,000	21,007
	Enbridge, Inc. 6.70% 11/15/2053	23,733	25,935
	Energy Transfer, LP 5.25% 7/1/2029	7,791	7,747
	Energy Transfer, LP 6.40% 12/1/2030	11,468	12,066
	Energy Transfer, LP 5.60% 9/1/2034	16,641	16,541
	Energy Transfer, LP 6.05% 9/1/2054	11,130	10,982
	Eni SpA 5.95% 5/15/2054[7]	3,440	3,381
	Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,042
	Equinor ASA 3.25% 11/10/2024	1,690	1,675
	Equinor ASA 1.75% 1/22/2026	9,289	8,825
	Equinor ASA 3.625% 9/10/2028	13,155	12,567
	Equinor ASA 4.25% 11/23/2041	5,400	4,726
	Exxon Mobil Corp. 2.019% 8/16/2024	7,090	7,059
	Halliburton Co. 3.80% 11/15/2025	107	105
	Kinder Morgan, Inc. 5.00% 2/1/2029	42,550	42,087
	Kinder Morgan, Inc. 5.20% 6/1/2033	17,189	16,688
	Kinder Morgan, Inc. 5.40% 2/1/2034	36,707	36,159

31	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Kinder Morgan, Inc. 5.45% 8/1/2052	USD6,191	$5,700
	MPLX, LP 4.875% 6/1/2025	5,000	4,957
	MPLX, LP 4.125% 3/1/2027	4,175	4,056
	MPLX, LP 4.50% 4/15/2038	2,017	1,760
	MPLX, LP 4.70% 4/15/2048	6,122	5,041
	Occidental Petroleum Corp. 6.125% 1/1/2031	18,131	18,569
	Occidental Petroleum Corp. 6.45% 9/15/2036	20,986	21,933
	ONEOK, Inc. 5.85% 1/15/2026	1,262	1,269
	ONEOK, Inc. 5.55% 11/1/2026	8,443	8,480
	ONEOK, Inc. 5.65% 11/1/2028	30,454	30,923
	ONEOK, Inc. 5.80% 11/1/2030	3,868	3,962
	ONEOK, Inc. 6.05% 9/1/2033	26,182	26,969
	ONEOK, Inc. 6.625% 9/1/2053	8,490	9,067
	Petroleos Mexicanos 4.25% 1/15/2025	14,754	14,551
	Petroleos Mexicanos 6.875% 10/16/2025	59,125	58,955
	Petroleos Mexicanos 6.875% 8/4/2026	154,248	151,147
	Petroleos Mexicanos 6.49% 1/23/2027	20,642	19,828
	Petroleos Mexicanos 6.50% 3/13/2027	135,034	128,754
	Petroleos Mexicanos 6.50% 1/23/2029	2,605	2,354
	Petroleos Mexicanos 8.75% 6/2/2029	61,921	60,862
	Petroleos Mexicanos 6.84% 1/23/2030	29,389	25,890
	Petroleos Mexicanos 5.95% 1/28/2031	29,212	23,559
	Petroleos Mexicanos 6.70% 2/16/2032	114,062	95,573
	Pioneer Natural Resources Co. 2.15% 1/15/2031	4,173	3,505
	Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,110
	Qatar Energy 2.25% 7/12/2031[7]	8,229	6,883
	Qatar Energy 3.125% 7/12/2041[7]	12,578	9,388
	Qatar Energy 3.30% 7/12/2051[7]	6,796	4,768
	TotalEnergies Capital SA 5.15% 4/5/2034	12,253	12,262
	TransCanada Pipelines, Ltd. 4.875% 5/15/2048	80	70
	TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[8,9]	6,410	6,321
	Williams Companies, Inc. 4.90% 3/15/2029	15,000	14,800
	Williams Companies, Inc. 5.15% 3/15/2034	8,177	7,981
	Williams Companies, Inc. 6.30% 4/15/2040	2,669	2,767
	Woodside Finance, Ltd. 3.65% 3/5/2025[7]	3,100	3,057
			1,333,269

Health care 0.46%
	AbbVie, Inc. 2.95% 11/21/2026	1,070	1,020
	AbbVie, Inc. 5.05% 3/15/2034	16,443	16,401
	Amgen, Inc. 5.507% 3/2/2026	418	418
	Amgen, Inc. 5.15% 3/2/2028	3,249	3,249
	Amgen, Inc. 3.00% 2/22/2029	400	368
	Amgen, Inc. 4.05% 8/18/2029	8,900	8,515
	Amgen, Inc. 5.25% 3/2/2030	4,985	5,023
	Amgen, Inc. 4.20% 3/1/2033	10,415	9,654
	Amgen, Inc. 5.25% 3/2/2033	60,173	60,027
	Amgen, Inc. 5.60% 3/2/2043	7,101	7,003
	Amgen, Inc. 4.875% 3/1/2053	7,808	6,881
	Amgen, Inc. 5.65% 3/2/2053	903	890
	Amgen, Inc. 4.40% 2/22/2062	4,544	3,612
	Amgen, Inc. 5.75% 3/2/2063	2,631	2,579
	AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,370
	AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	34,492
	AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	4,714
	AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,508
	AstraZeneca Finance, LLC 2.25% 5/28/2031	3,337	2,819
	AstraZeneca Finance, LLC 5.00% 2/26/2034	29,050	28,900
	AstraZeneca PLC 3.375% 11/16/2025	5,000	4,879
	Banner Health 1.897% 1/1/2031	5,000	4,146
	Banner Health 2.913% 1/1/2051	6,005	3,980
	Baxter International, Inc. 1.322% 11/29/2024	34,825	34,198
	Baxter International, Inc. 1.915% 2/1/2027	23,217	21,286
	Baxter International, Inc. 2.272% 12/1/2028	10,377	9,149
	Bayer US Finance II, LLC 4.25% 12/15/2025[7]	2,251	2,203
	Bayer US Finance, LLC 6.125% 11/21/2026[7]	23,901	24,162

American Balanced Fund	32

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bayer US Finance, LLC 6.25% 1/21/2029[7]	USD13,802	$14,097
	Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	5,109
	Baylor Scott & White Holdings 1.777% 11/15/2030	21,418	17,579
	Becton, Dickinson and Co. 5.081% 6/7/2029	13,723	13,714
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	29,750	29,699
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	7,350	7,380
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	31,455	31,403
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	14,500	14,175
	Centene Corp. 4.25% 12/15/2027	59,715	57,065
	Centene Corp. 2.45% 7/15/2028	46,285	41,130
	Centene Corp. 4.625% 12/15/2029	58,254	55,141
	Centene Corp. 3.375% 2/15/2030	39,311	34,922
	Centene Corp. 3.00% 10/15/2030	455	389
	Centene Corp. 2.50% 3/1/2031	25,292	20,776
	Centene Corp. 2.625% 8/1/2031	29,571	24,313
	Cigna Group (The) 1.25% 3/15/2026	9,398	8,779
	CVS Health Corp. 5.00% 1/30/2029	18,658	18,473
	CVS Health Corp. 5.40% 6/1/2029	16,914	16,940
	CVS Health Corp. 5.25% 1/30/2031	10,000	9,891
	CVS Health Corp. 5.55% 6/1/2031	37,404	37,449
	CVS Health Corp. 5.70% 6/1/2034	18,668	18,625
	CVS Health Corp. 5.875% 6/1/2053	333	319
	Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,327
	Elevance Health, Inc. 4.75% 2/15/2033	3,648	3,524
	Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,582
	Eli Lilly and Co. 3.375% 3/15/2029	77	73
	Eli Lilly and Co. 4.70% 2/27/2033	10,105	9,936
	Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,440
	Eli Lilly and Co. 4.95% 2/27/2063	330	307
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,067
	Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	4,802
	Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	9,949
	HCA, Inc. 3.375% 3/15/2029	3,216	2,957
	HCA, Inc. 3.625% 3/15/2032	5,000	4,406
	HCA, Inc. 4.375% 3/15/2042	7,500	6,171
	HCA, Inc. 4.625% 3/15/2052	7,121	5,753
	Humana, Inc. 3.70% 3/23/2029	5,412	5,077
	Humana, Inc. 5.375% 4/15/2031	18,597	18,504
	Humana, Inc. 5.75% 4/15/2054	6,066	5,850
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,604	10,364
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	19,250	18,514
	Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,003
	Novant Health, Inc. 3.168% 11/1/2051	25,939	17,372
	Novartis Capital Corp. 1.75% 2/14/2025	1,496	1,463
	Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,497
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	16,923
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,121
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	24,156
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	772
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,624
	Sharp HealthCare 2.68% 8/1/2050	15,620	9,904
	Summa Health 3.511% 11/15/2051	17,193	12,551
	Sutter Health 1.321% 8/15/2025	6,000	5,729
	Sutter Health 5.164% 8/15/2033	9,905	9,937
	Trinity Health Corp. 2.632% 12/1/2040	4,500	3,179
	UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,822
	UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	2,949
	UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	919
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,045
	Viatris, Inc. 1.65% 6/22/2025	4,735	4,552
	West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,753
			1,041,688

33	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 0.40%
	Air Lease Corp. 0.80% 8/18/2024	USD38,325	$38,073
	Air Lease Corp. 2.875% 1/15/2026	37,797	36,279
	Air Lease Corp. 2.20% 1/15/2027	28,758	26,564
	Air Lease Corp. 2.10% 9/1/2028	5,824	5,117
	Air Lease Corp. 5.20% 7/15/2031	12,475	12,195
	BAE Systems PLC 5.125% 3/26/2029[7]	19,331	19,250
	BAE Systems PLC 5.25% 3/26/2031[7]	10,863	10,838
	BAE Systems PLC 5.30% 3/26/2034[7]	11,308	11,209
	BAE Systems PLC 5.50% 3/26/2054[7]	2,445	2,392
	Boeing Co. 4.875% 5/1/2025	45,524	45,049
	Boeing Co. 2.75% 2/1/2026	50,866	48,360
	Boeing Co. 2.196% 2/4/2026	32,289	30,363
	Boeing Co. 3.10% 5/1/2026	4,822	4,578
	Boeing Co. 5.04% 5/1/2027	50,170	49,081
	Boeing Co. 6.259% 5/1/2027[7]	3,812	3,839
	Boeing Co. 3.25% 2/1/2028	1,165	1,067
	Boeing Co. 3.25% 3/1/2028	22,113	20,173
	Boeing Co. 6.298% 5/1/2029[7]	13,899	14,099
	Boeing Co. 5.15% 5/1/2030	9,820	9,433
	Boeing Co. 3.625% 2/1/2031	4,420	3,870
	Boeing Co. 6.388% 5/1/2031[7]	3,696	3,764
	Boeing Co. 3.60% 5/1/2034	3,180	2,560
	Boeing Co. 6.528% 5/1/2034[7]	26,450	27,096
	Boeing Co. 3.25% 2/1/2035	133	102
	Boeing Co. 3.50% 3/1/2039	116	83
	Boeing Co. 5.705% 5/1/2040	183	169
	Boeing Co. 3.90% 5/1/2049	342	229
	Boeing Co. 3.75% 2/1/2050	229	150
	Boeing Co. 5.805% 5/1/2050	28,514	25,716
	Boeing Co. 6.858% 5/1/2054[7]	25,562	26,252
	Boeing Co. 7.008% 5/1/2064[7]	17,796	18,234
	Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,757
	Canadian Pacific Railway Co. 3.10% 12/2/2051	4,483	2,980
	Carrier Global Corp. 2.242% 2/15/2025	694	679
	Carrier Global Corp. 2.493% 2/15/2027	555	520
	Carrier Global Corp. 3.377% 4/5/2040	2,500	1,936
	Carrier Global Corp. 6.20% 3/15/2054	1,259	1,349
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[7]	29,900	29,940
	CSX Corp. 3.80% 3/1/2028	3,590	3,455
	CSX Corp. 4.25% 3/15/2029	3,650	3,542
	Emerson Electric Co. 1.80% 10/15/2027	1,480	1,347
	Honeywell International, Inc. 2.30% 8/15/2024	6,660	6,633
	John Deere Capital Corp. 5.10% 4/11/2034	30,000	29,927
	L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	17,683
	L3Harris Technologies, Inc. 5.60% 7/31/2053	15,438	15,324
	LG Energy Solution, Ltd. 5.375% 7/2/2027[7]	24,080	23,956
	LG Energy Solution, Ltd. 5.375% 7/2/2029[7]	30,000	29,760
	LG Energy Solution, Ltd. 5.50% 7/2/2034[7]	30,000	29,304
	Lockheed Martin Corp. 4.45% 5/15/2028	14,154	13,945
	Lockheed Martin Corp. 5.25% 1/15/2033	6,180	6,285
	Lockheed Martin Corp. 4.75% 2/15/2034	21,837	21,272
	Masco Corp. 1.50% 2/15/2028	6,884	6,041
	Masco Corp. 2.00% 2/15/2031	6,626	5,402
	Masco Corp. 3.125% 2/15/2051	2,059	1,334
	Mexico City Airport Trust 3.875% 4/30/2028[7]	920	869
	Mexico City Airport Trust 5.50% 10/31/2046	1,290	1,075
	Mexico City Airport Trust 5.50% 7/31/2047	17,195	14,304
	Mexico City Airport Trust 5.50% 7/31/2047[7]	5,367	4,465
	Norfolk Southern Corp. 4.45% 3/1/2033	3,271	3,087
	Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,920
	Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,649
	Norfolk Southern Corp. 5.35% 8/1/2054	16,224	15,485
	Northrop Grumman Corp. 2.93% 1/15/2025	7,120	7,020
	RTX Corp. 5.00% 2/27/2026	207	206
	RTX Corp. 4.125% 11/16/2028	30	29
	RTX Corp. 1.90% 9/1/2031	2,015	1,618
	RTX Corp. 5.15% 2/27/2033	13,347	13,214

American Balanced Fund	34

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	RTX Corp. 5.375% 2/27/2053	USD5,079	$4,828
	Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[7]	10,165	9,531
	Triton Container International, Ltd. 3.15% 6/15/2031[7]	19,690	16,384
	Union Pacific Corp. 3.75% 7/15/2025	3,080	3,034
	Union Pacific Corp. 2.891% 4/6/2036	7,377	5,948
	Union Pacific Corp. 3.839% 3/20/2060	2,376	1,747
	Union Pacific Corp. 3.799% 4/6/2071	2,376	1,673
	Veralto Corp. 5.35% 9/18/2028[7]	35,000	35,159
			896,800

Communication services 0.25%
	AT&T, Inc. 2.30% 6/1/2027	3,530	3,266
	AT&T, Inc. 4.35% 3/1/2029	5,000	4,847
	AT&T, Inc. 2.25% 2/1/2032	4,055	3,291
	AT&T, Inc. 5.40% 2/15/2034	3,954	3,956
	AT&T, Inc. 3.50% 9/15/2053	10,178	6,915
	Charter Communications Operating, LLC 4.908% 7/23/2025	577	572
	Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,454
	Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,067
	Charter Communications Operating, LLC 6.10% 6/1/2029	12,331	12,376
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,716
	Charter Communications Operating, LLC 3.90% 6/1/2052	3,750	2,354
	Charter Communications Operating, LLC 5.25% 4/1/2053	18,500	14,528
	Comcast Corp. 1.95% 1/15/2031	10,000	8,262
	Comcast Corp. 4.80% 5/15/2033	10,000	9,739
	Comcast Corp. 5.30% 6/1/2034	7,388	7,409
	Comcast Corp. 5.65% 6/1/2054	9,401	9,392
	Comcast Corp. 2.937% 11/1/2056	2,267	1,369
	Netflix, Inc. 3.625% 6/15/2025[7]	3,564	3,500
	Netflix, Inc. 4.875% 4/15/2028	12,441	12,381
	Netflix, Inc. 5.875% 11/15/2028	25,395	26,172
	Netflix, Inc. 6.375% 5/15/2029	9,849	10,379
	Netflix, Inc. 5.375% 11/15/2029[7]	53,763	54,305
	Netflix, Inc. 4.875% 6/15/2030[7]	24,537	24,160
	SBA Tower Trust 1.631% 11/15/2026[7]	99,657	90,579
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,124
	Tencent Holdings, Ltd. 2.39% 6/3/2030	2,749	2,363
	Tencent Holdings, Ltd. 3.68% 4/22/2041	7,143	5,562
	Tencent Holdings, Ltd. 3.84% 4/22/2051	26,193	19,098
	T-Mobile USA, Inc. 3.50% 4/15/2025	4,090	4,022
	T-Mobile USA, Inc. 1.50% 2/15/2026	3,750	3,522
	T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,592
	T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,048
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,807
	T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,147
	T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,173
	T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	18,994
	T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	14,817
	T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,334
	T-Mobile USA, Inc. 2.40% 3/15/2029	401	355
	T-Mobile USA, Inc. 2.55% 2/15/2031	244	207
	T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	5,670
	T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,502
	T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,079
	T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,129
	T-Mobile USA, Inc. 5.75% 1/15/2054	15,576	15,514
	T-Mobile USA, Inc. 6.00% 6/15/2054	12,212	12,638
	T-Mobile USA, Inc. 5.50% 1/15/2055	8,254	7,965
	Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,643
	Verizon Communications, Inc. 2.355% 3/15/2032	13,908	11,374
	Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,346
	Verizon Communications, Inc. 2.875% 11/20/2050	2,167	1,364
	Verizon Communications, Inc. 5.50% 2/23/2054	878	860
	Verizon Communications, Inc. 2.987% 10/30/2056	4,334	2,656
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	16,901	16,642
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	26,114	24,799

35	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	USD6,986	$6,453
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,271	1,110
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	23,715	18,477
			574,375

Consumer staples 0.22%
	7-Eleven, Inc. 1.30% 2/10/2028[7]	10,295	8,975
	Altria Group, Inc. 2.35% 5/6/2025	5,447	5,297
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	15,000	13,230
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,450	1,284
	BAT Capital Corp. 4.70% 4/2/2027	5,241	5,161
	BAT Capital Corp. 3.557% 8/15/2027	7,291	6,928
	BAT Capital Corp. 2.259% 3/25/2028	17,837	15,986
	BAT Capital Corp. 3.462% 9/6/2029	2,500	2,278
	BAT Capital Corp. 4.906% 4/2/2030	6	6
	BAT Capital Corp. 6.343% 8/2/2030	31,185	32,522
	BAT Capital Corp. 5.834% 2/20/2031	2,643	2,681
	BAT Capital Corp. 2.726% 3/25/2031	4,625	3,902
	BAT Capital Corp. 4.742% 3/16/2032	21,886	20,776
	BAT Capital Corp. 6.421% 8/2/2033	5,158	5,395
	BAT Capital Corp. 4.39% 8/15/2037	4,744	4,006
	BAT Capital Corp. 7.079% 8/2/2043	35,050	36,967
	BAT Capital Corp. 4.54% 8/15/2047	826	637
	BAT Capital Corp. 4.758% 9/6/2049	1,263	996
	BAT Capital Corp. 5.65% 3/16/2052	8,087	7,230
	BAT International Finance PLC 3.95% 6/15/2025[7]	103	101
	BAT International Finance PLC 1.668% 3/25/2026	20,205	18,938
	BAT International Finance PLC 4.448% 3/16/2028	38,911	37,683
	BAT International Finance PLC 5.931% 2/2/2029	15,000	15,356
	Coca-Cola Co. 1.00% 3/15/2028	6,090	5,347
	Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,618
	Conagra Brands, Inc. 5.30% 11/1/2038	1,050	989
	Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,372
	Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,664
	Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,061
	J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,139
	J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,509
	J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,009
	J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,871
	JBS USA Holding Lux SARL 2.50% 1/15/2027	34,174	31,819
	JBS USA Holding Lux SARL 3.00% 2/2/2029	20,890	18,650
	JBS USA Holding Lux SARL 5.50% 1/15/2030	156	154
	JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,818
	Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,182
	Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,263
	Nestlé Holdings, Inc. 4.85% 3/14/2033[7]	3,129	3,120
	PepsiCo, Inc. 3.625% 3/19/2050	1,738	1,323
	PepsiCo, Inc. 2.75% 10/21/2051	275	175
	Philip Morris International, Inc. 1.50% 5/1/2025	6,434	6,229
	Philip Morris International, Inc. 4.875% 2/13/2026	3,717	3,689
	Philip Morris International, Inc. 0.875% 5/1/2026	8,311	7,682
	Philip Morris International, Inc. 5.125% 11/17/2027	26,447	26,452
	Philip Morris International, Inc. 4.875% 2/15/2028	28,500	28,264
	Philip Morris International, Inc. 5.625% 11/17/2029	16,943	17,312
	Philip Morris International, Inc. 5.125% 2/15/2030	19,786	19,722
	Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,083
	Philip Morris International, Inc. 1.75% 11/1/2030	7,178	5,847
	Philip Morris International, Inc. 5.125% 2/13/2031	13,014	12,880
	Philip Morris International, Inc. 5.75% 11/17/2032	8,756	8,944
	Philip Morris International, Inc. 5.25% 2/13/2034	12,811	12,573
	Sysco Corp. 3.15% 12/14/2051	535	350
			507,445

American Balanced Fund	36

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 0.18%
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	USD2,720	$2,606
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,123
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,725
	Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,903
	American Tower Corp. 1.45% 9/15/2026	10,457	9,599
	American Tower Corp. 3.60% 1/15/2028	3,750	3,540
	American Tower Corp. 2.30% 9/15/2031	732	598
	American Tower Corp. 2.95% 1/15/2051	3,750	2,348
	Boston Properties, LP 2.90% 3/15/2030	5,006	4,249
	Boston Properties, LP 3.25% 1/30/2031	20,599	17,423
	Boston Properties, LP 2.55% 4/1/2032	9,767	7,621
	Boston Properties, LP 2.45% 10/1/2033	92,929	68,893
	Boston Properties, LP 6.50% 1/15/2034	86,724	88,264
	COPT Defense Properties, LP 2.00% 1/15/2029	6,210	5,269
	COPT Defense Properties, LP 2.75% 4/15/2031	10,184	8,427
	COPT Defense Properties, LP 2.90% 12/1/2033	31,245	24,622
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[7]	7,150	6,029
	Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,633
	Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,048
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	12,939	12,923
	Essex Portfolio, LP 3.50% 4/1/2025	7,445	7,320
	Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,314
	Extra Space Storage, LP 2.35% 3/15/2032	8,596	6,852
	GLP Capital, LP 3.35% 9/1/2024	2,400	2,393
	GLP Capital, LP 4.00% 1/15/2030	5,000	4,585
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,098
	Kilroy Realty, LP 6.25% 1/15/2036	5,957	5,659
	Prologis, LP 4.875% 6/15/2028	11,469	11,417
	Prologis, LP 4.75% 6/15/2033	19,679	18,983
	Prologis, LP 5.125% 1/15/2034	9,000	8,899
	Prologis, LP 5.00% 3/15/2034	16,390	16,036
	Prologis, LP 5.25% 6/15/2053	5,119	4,835
	Prologis, LP 5.25% 3/15/2054	2,495	2,360
	Public Storage Operating Co. 1.85% 5/1/2028	8,830	7,858
	Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,362
	Public Storage Operating Co. 2.30% 5/1/2031	2,959	2,490
	Scentre Group Trust 1 3.25% 10/28/2025[7]	1,780	1,729
	Scentre Group Trust 1 3.75% 3/23/2027[7]	7,630	7,316
	Sun Communities Operating, LP 2.30% 11/1/2028	6,430	5,657
	Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,448
			408,454

Information technology 0.06%
	Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,192
	Analog Devices, Inc. 5.05% 4/1/2034	5,123	5,104
	Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,884
	Booz Allen Hamilton, Inc. 5.95% 8/4/2033	6,135	6,335
	Broadcom Corp. 3.875% 1/15/2027	12	12
	Broadcom, Inc. 4.00% 4/15/2029[7]	219	209
	Broadcom, Inc. 4.15% 4/15/2032[7]	2,471	2,281
	Broadcom, Inc. 3.469% 4/15/2034[7]	1,838	1,567
	Broadcom, Inc. 3.187% 11/15/2036[7]	588	466
	Cisco Systems, Inc. 4.85% 2/26/2029	7,157	7,158
	Cisco Systems, Inc. 4.95% 2/26/2031	16,380	16,372
	Cisco Systems, Inc. 5.05% 2/26/2034	4,538	4,536
	Cisco Systems, Inc. 5.30% 2/26/2054	7,220	7,077
	Cisco Systems, Inc. 5.35% 2/26/2064	7,467	7,274
	Hewlett Packard Enterprise Co. 5.90% 10/1/2024	10,000	9,999
	Intel Corp. 5.20% 2/10/2033	11,965	11,952
	Intuit, Inc. 0.95% 7/15/2025	3,170	3,030
	Intuit, Inc. 1.35% 7/15/2027	2,890	2,606
	Microchip Technology, Inc. 5.05% 3/15/2029	19,450	19,298
	Microsoft Corp. 2.921% 3/17/2052	4,792	3,256
	Oracle Corp. 5.55% 2/6/2053	799	756
	SK hynix, Inc. 6.375% 1/17/2028[7]	10,000	10,292

37	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Texas Instruments, Inc. 4.60% 2/8/2029	USD10,216	$10,163
	Texas Instruments, Inc. 4.85% 2/8/2034	5,536	5,488
	TSMC Global, Ltd. 4.375% 7/22/2027[7]	332	326
			144,633

Materials 0.06%
	Air Products and Chemicals, Inc. 1.50% 10/15/2025	2,610	2,486
	Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,646
	Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,692
	Anglo American Capital PLC 5.375% 4/1/2025[7]	5,000	4,980
	Anglo American Capital PLC 2.25% 3/17/2028[7]	1,049	940
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	7,000	7,013
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	289
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	134
	Celanese US Holdings, LLC 6.165% 7/15/2027	31,000	31,477
	Celanese US Holdings, LLC 6.55% 11/15/2030	11,835	12,373
	Celanese US Holdings, LLC 6.379% 7/15/2032	2,094	2,153
	Celanese US Holdings, LLC 6.70% 11/15/2033	7,724	8,121
	Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[7]	299	286
	Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,962
	Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	5,305
	Eastman Chemical Co. 3.80% 3/15/2025	7,405	7,310
	EIDP, Inc. 4.80% 5/15/2033	1,086	1,048
	LYB International Finance III, LLC 1.25% 10/1/2025	14,881	14,086
	LYB International Finance III, LLC 2.25% 10/1/2030	9,848	8,329
	LYB International Finance III, LLC 4.20% 5/1/2050	7,402	5,644
	LYB International Finance III, LLC 3.625% 4/1/2051	376	259
	Mosaic Co. 4.05% 11/15/2027	4,490	4,308
	Nutrien, Ltd. 5.95% 11/7/2025	2,985	3,002
	OCI NV 6.70% 3/16/2033[7]	2,531	2,499
	Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,539
	Sherwin-Williams Co. 3.80% 8/15/2049	80	61
	Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,023
	Westlake Corp. 4.375% 11/15/2047	1,500	1,217
			140,182

Other 0.00%
	Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	8,123
	Total corporate bonds, notes & loans		15,597,270
U.S. Treasury bonds & notes 5.02%
U.S. Treasury 3.98%
	U.S. Treasury 3.25% 8/31/2024	13,147	13,099
	U.S. Treasury 0.375% 9/15/2024	62,080	61,452
	U.S. Treasury 2.25% 11/15/2024	74,340	73,486
	U.S. Treasury 4.25% 12/31/2024	49,100	48,841
	U.S. Treasury 2.00% 2/15/2025	29,740	29,136
	U.S. Treasury 2.125% 5/15/2025	24,780	24,139
	U.S. Treasury 3.00% 7/15/2025	9,772	9,567
	U.S. Treasury 4.75% 7/31/2025	134,671	134,203
	U.S. Treasury 5.00% 8/31/2025	24,960	24,942
	U.S. Treasury 3.00% 10/31/2025	123,012	119,912
	U.S. Treasury 5.00% 10/31/2025	111,764	111,777
	U.S. Treasury 0.375% 11/30/2025	20,000	18,763
	U.S. Treasury 3.875% 1/15/2026	5,143	5,066
	U.S. Treasury 4.00% 2/15/2026	70,932	69,984
	U.S. Treasury 4.625% 2/28/2026	6,888	6,863
	U.S. Treasury 2.25% 3/31/2026	52,663	50,429
	U.S. Treasury 3.625% 5/15/2026	7,018	6,875
	U.S. Treasury 4.625% 6/30/2026	66,391	66,265
	U.S. Treasury 4.375% 8/15/2026	76,272	75,770
	U.S. Treasury 0.75% 8/31/2026	37	34
	U.S. Treasury 4.625% 9/15/2026	13,790	13,773
	U.S. Treasury 0.875% 9/30/2026	2,380	2,191
	U.S. Treasury 1.125% 10/31/2026	79,610	73,468
	U.S. Treasury 2.00% 11/15/2026	47,200	44,418
	U.S. Treasury 4.625% 11/15/2026	19,809	19,801

American Balanced Fund	38

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 6.50% 11/15/2026	USD39,650	$41,756
	U.S. Treasury 4.00% 1/15/2027	50,898	50,157
	U.S. Treasury 2.25% 2/15/2027	11,150	10,512
	U.S. Treasury 4.125% 2/15/2027	7,942	7,851
	U.S. Treasury 1.125% 2/28/2027	930	850
	U.S. Treasury 2.375% 5/15/2027	4,310	4,060
	U.S. Treasury 3.25% 6/30/2027	242,903	234,354
	U.S. Treasury 6.375% 8/15/2027	35,690	37,686
	U.S. Treasury 0.625% 12/31/2027	84,540	74,108
	U.S. Treasury 2.75% 2/15/2028	10,125	9,543
	U.S. Treasury 4.00% 2/29/2028	171,747	169,124
	U.S. Treasury 3.625% 3/31/2028	52,103	50,640
	U.S. Treasury 2.875% 5/15/2028	46,997	44,386
	U.S. Treasury 3.625% 5/31/2028	160,636	156,004
	U.S. Treasury 1.25% 6/30/2028	142,130	125,723
	U.S. Treasury 4.00% 6/30/2028	339,556	334,423
	U.S. Treasury 1.00% 7/31/2028	58,400	51,002
	U.S. Treasury 4.125% 7/31/2028	195,000	192,880
	U.S. Treasury 1.375% 10/31/2028	60,100	52,998
	U.S. Treasury 3.125% 11/15/2028	41,549	39,454
	U.S. Treasury 1.50% 11/30/2028	46,700	41,326
	U.S. Treasury 4.00% 1/31/2029	354,696	349,173
	U.S. Treasury 5.25% 2/15/2029	35,690	37,106
	U.S. Treasury 3.25% 6/30/2029	58,480	55,561
	U.S. Treasury 4.25% 6/30/2029	218,300	217,311
	U.S. Treasury 1.625% 8/15/2029	24,780	21,720
	U.S. Treasury 3.50% 1/31/2030	67,000	64,168
	U.S. Treasury 4.00% 2/28/2030	236,283	232,019
	U.S. Treasury 3.625% 3/31/2030	23,000	22,147
	U.S. Treasury 0.625% 5/15/2030	22,310	18,029
	U.S. Treasury 3.75% 6/30/2030	4,675	4,525
	U.S. Treasury 0.625% 8/15/2030	114,675	91,865
	U.S. Treasury 4.625% 9/30/2030	25,150	25,505
	U.S. Treasury 4.875% 10/31/2030	62,722	64,493
	U.S. Treasury 4.25% 6/30/2031	121,459	121,041
	U.S. Treasury 1.25% 8/15/2031	38,263	31,047
	U.S. Treasury 2.875% 5/15/2032	93,519	84,244
	U.S. Treasury 4.125% 11/15/2032	20,061	19,723
	U.S. Treasury 3.50% 2/15/2033	145,000	135,882
	U.S. Treasury 3.375% 5/15/2033	48,871	45,292
	U.S. Treasury 3.875% 8/15/2033	421,127	405,170
	U.S. Treasury 4.50% 11/15/2033	6,762	6,825
	U.S. Treasury 4.00% 2/15/2034	29,600	28,738
	U.S. Treasury 4.375% 5/15/2034	800,583	800,897
	U.S. Treasury 4.25% 5/15/2039	84,397	82,503
	U.S. Treasury 1.125% 5/15/2040	39,649	24,411
	U.S. Treasury 1.875% 2/15/2041[10]	98,666	67,447
	U.S. Treasury 2.25% 5/15/2041	140,792	101,909
	U.S. Treasury 2.00% 11/15/2041	6,986	4,802
	U.S. Treasury 2.375% 2/15/2042	4,990	3,634
	U.S. Treasury 3.00% 5/15/2042	75,884	60,939
	U.S. Treasury 3.25% 5/15/2042	315,157	262,086
	U.S. Treasury 2.75% 8/15/2042	32,660	25,126
	U.S. Treasury 3.375% 8/15/2042	152,000	128,433
	U.S. Treasury 3.125% 2/15/2043	47,605	38,569
	U.S. Treasury 2.875% 5/15/2043	58,590	45,516
	U.S. Treasury 3.875% 5/15/2043	34,310	30,964
	U.S. Treasury 3.625% 2/15/2044	24,780	21,471
	U.S. Treasury 4.50% 2/15/2044[10]	230,000	225,680
	U.S. Treasury 4.625% 5/15/2044[10]	330,694	330,063
	U.S. Treasury 3.125% 8/15/2044	39,447	31,532
	U.S. Treasury 2.50% 2/15/2045	51,860	37,003
	U.S. Treasury 3.00% 5/15/2045	24,780	19,274
	U.S. Treasury 3.00% 11/15/2045	23,145	17,928
	U.S. Treasury 3.00% 5/15/2047	55,603	42,547
	U.S. Treasury 2.75% 8/15/2047	92,746	67,592
	U.S. Treasury 3.00% 2/15/2048	3,743	2,849

39	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 2.00% 2/15/2050[10]	USD65,583	$39,850
	U.S. Treasury 2.375% 5/15/2051	84,719	55,826
	U.S. Treasury 2.00% 8/15/2051	571	343
	U.S. Treasury 1.875% 11/15/2051	25,500	14,810
	U.S. Treasury 2.25% 2/15/2052	166,265	105,971
	U.S. Treasury 3.00% 8/15/2052[10]	899,177	676,891
	U.S. Treasury 4.00% 11/15/2052	114,075	103,963
	U.S. Treasury 3.625% 2/15/2053	147,618	125,645
	U.S. Treasury 3.625% 5/15/2053	138,815	118,184
	U.S. Treasury 4.25% 2/15/2054	287,980	274,337
	U.S. Treasury 4.625% 5/15/2054	106,000	107,463
			9,011,133

U.S. Treasury inflation-protected securities 1.04%
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	273,359	273,095
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[11]	56,930	56,377
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	108,993	106,796
	U.S. Treasury Inflation-Protected Security 2.375% 1/15/2025[11]	82,428	81,700
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[11]	78,043	75,940
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	17,262	16,833
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[11]	112,029	108,371
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[11]	328,807	314,207
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	206,214	196,347
	U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[11]	283,439	269,544
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[11]	158,761	149,417
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[11]	113,307	114,831
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[11]	5,865	5,281
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[11]	92,654	81,756
	U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[11]	49,363	47,884
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[11]	23,943	18,028
	U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[11]	50,673	43,528
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[11]	20,305	15,887
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[11]	2,609	1,590
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10,11]	221,406	127,793
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	291,383	244,316
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	7,866	7,634
			2,357,155
	Total U.S. Treasury bonds & notes		11,368,288
Asset-backed obligations 3.01%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,7]	3,461	3,406
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,7]	1,881	1,888
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[4,7]	12,111	12,080
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,7]	11,306	11,321
	AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.324% 7/25/2036[4,5,7]	58,804	59,351
	Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.857% 1/19/2033[4,5,7]	5,520	5,569
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[4,7]	1,800	1,800
	American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[4,7]	2,365	2,367
	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,7]	5,431	5,328
	American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[4,7]	12,578	12,653
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[4,7]	14,562	14,762
	American Express Credit Account Master Trust., Series 21-1, Class A, 0.90% 11/15/2026[4]	26,189	25,733
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]	59,641	58,589
	American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.698% 5/26/2031[4,5,7]	2,950	2,954
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[4]	6,822	6,824

American Balanced Fund	40

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[4]	USD1,358	$1,338
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]	1,830	1,744
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]	20,192	18,874
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[4]	11,077	11,121
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[4]	34,592	34,762
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.434% 1/20/2033[4,5,7]	12,497	12,497
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.637% 4/17/2033[4,5,7]	25,463	25,535
Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/2027[4,7]	3,881	3,883
Auxilior Term Funding, LLC, Series 24-1A, Class A3, 5.49% 7/15/2031[4,7]	11,907	11,915
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[4,7]	14,915	14,865
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[4,7]	28,830	28,316
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,7]	50,171	48,610
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,7]	54,855	52,112
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,7]	3,873	3,703
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,7]	75,784	70,038
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,7]	4,460	4,115
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,7]	1,542	1,423
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,7]	8,650	8,614
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,7]	3,228	3,241
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[4,7]	2,750	2,751
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,7]	15,110	15,234
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,7]	19,885	19,775
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,7]	9,510	9,617
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[4,7]	12,400	12,447
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,7]	28,032	28,454
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[4,7]	7,175	7,366
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[4,7]	15,860	15,824
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[4,7]	2,846	2,854
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[4,7]	16,000	15,895
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[4,7]	3,342	3,321
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[4,5,7]	55,356	55,443
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]	39,628	39,496
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[4]	41,782	41,836
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,7]	2,400	2,298
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,7]	1,715	1,576
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[4,7]	939	925
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.686% 1/20/2031[4,5,7]	534	535
Benefit Street Partners CLO, Ltd., Series 2018-14, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.586% 4/20/2031[4,5,7]	169	169

41	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.504% 1/15/2033[4,5,7]	USD30,583	$30,579
Benefit Street Partners CLO, Ltd., Series 2019-19, Class BR, (3-month USD CME Term SOFR + 1.60%) 6.924% 1/15/2033[4,5,7]	5,727	5,727
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.525% 7/20/2035[4,5,7]	39,490	39,791
Black Diamond CLO, Ltd., Series 2017-1, Class A1AR, (3-month USD CME Term SOFR + 1.312%) 6.635% 4/24/2029[4,5,7]	621	621
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,7]	17,917	16,056
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,7]	2,715	2,422
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[4,7]	11,358	11,399
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[4,7]	3,023	3,021
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[4]	8,168	8,167
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[4]	12,565	12,631
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[4]	2,847	2,838
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[4]	2,220	2,213
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]	4,513	4,492
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.621% 4/30/2031[4,5,7]	397	398
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[4]	284	284
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[4]	4,546	4,544
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[4]	811	782
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[4]	19,061	19,088
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[4]	794	767
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[4]	7,334	7,336
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[4]	4,489	4,494
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[4,7]	4,963	4,967
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[4,7]	4,448	4,462
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[4,7]	8,430	8,428
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[4,7]	4,797	4,827
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]	710	670
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]	5,187	4,961
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[4,7]	5,408	5,408
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,7]	43,079	38,477
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,7]	17,471	15,189
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,7]	4,306	4,027
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[4,5,7]	19,876	19,889
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,7]	96,667	91,647
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,7]	19,911	17,321
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,7]	15,185	14,201
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,7]	1,579	1,326
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,7]	43,915	40,257
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,7]	7,528	6,732
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[4,7]	53,198	52,451
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[4,7]	43,496	42,764
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[4,7]	22,231	22,245
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[4,7]	23,121	23,148
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[4,7]	29,108	29,309
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[4,7]	19,285	19,291
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[4]	42,899	42,538
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[4]	13,422	13,345
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[4,7]	5,751	5,787
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[4,7]	14,534	14,535
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[4]	18,209	18,199
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[4,7]	4,153	4,161
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[4,7]	22,863	23,016
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,7]	20,805	18,779
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,7]	20,428	18,421
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,7]	28,673	25,952

American Balanced Fund	42

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,7]	USD23,088	$20,548
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,7]	1,653	1,457
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[4,7]	1,953	1,954
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[4]	16,549	16,561
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[4,7]	260	260
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[4,7]	7,821	7,828
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,7]	1,016	1,002
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[4,7]	6,313	6,330
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,7]	5,069	5,072
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[4,7]	5,614	5,609
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[4,7]	743	742
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[4,7]	6,363	6,344
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,7]	12,021	11,882
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[4,7]	3,027	3,029
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[4,7]	1,097	1,097
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[4,7]	394	396
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[4,7]	5,048	5,052
CPS Auto Trust, Series 2024-C, Class A, 5.88% 2/15/2028[4,7]	9,523	9,534
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[4,7]	7,777	7,875
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[4,7]	6,958	6,975
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[4]	13,125	13,128
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[4]	30,293	30,407
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[4,7]	5,477	5,483
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[4,7]	8,835	8,877
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[4,7]	1,929	1,945
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[4]	16,607	16,611
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[4]	5,007	4,996
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]	8,540	8,336
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[4]	8,538	8,505
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[4]	6,146	6,110
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[4,7]	455	454
DriveTime Auto Owner Trust, Series 2020-3A, Class D, 1.84% 6/15/2026[4,7]	1,060	1,042
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[4,7]	149	148
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[4,7]	5,250	5,251
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,7]	1,738	1,695
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[4,7]	573	571
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,7]	3,049	2,969
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[4,7]	999	998
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[4,7]	8,553	8,556
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[4,7]	4,539	4,551
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[4,5,7]	25,468	25,487
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.479% 7/15/2030[4,5,7]	15,045	15,054
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.69% 1/15/2031[4,5,7]	5,999	6,010
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.56% 4/15/2031[4,5,7]	4,037	4,047
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,7]	5,761	5,147
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[4,5,7]	40,000	40,190
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[4,7]	4,023	4,035
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,7]	10,602	10,497
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,7]	7,766	7,615
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,7]	13,750	13,617
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,7]	22,399	22,421
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[4,7]	8,606	8,585
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[4,7]	4,751	4,752
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[4,7]	6,047	6,134
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[4,7]	632	628
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[4]	40	40
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[4]	371	370
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[4]	3,128	3,129
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[4]	1,963	1,961
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[4]	16,032	16,022
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[4]	4,970	4,986

43	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]	USD20,431	$19,620
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[4]	2,435	2,427
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[4]	11,191	11,194
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[4]	2,138	2,147
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]	5,159	5,051
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[4]	5,825	5,801
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]	8,517	8,459
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[4]	3,884	3,942
Exeter Automobile Receivables Trust, Series 2024-3, Class C, 5.70% 7/16/2029[4]	7,232	7,263
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[4]	6,028	5,999
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[4]	9,760	9,760
Exeter Automobile Receivables Trust, Series 2024-3, Class D, 5.98% 9/16/2030[4]	9,492	9,519
Exeter Automobile Receivables Trust., Series 24-3A, Class A2, 5.82% 2/15/2027[4]	7,840	7,844
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[4,7]	17,822	17,896
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[4]	22,257	22,367
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[4,7]	20,522	19,530
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,7]	40,534	38,398
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,7]	17,220	15,898
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,7]	24,195	23,336
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[4,7]	5,186	5,189
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[4,7]	5,639	5,627
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[4,7]	5,851	5,860
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[4,7]	1,955	1,969
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[4,7]	990	1,001
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[4,7]	5,000	5,021
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 6.529% 4/17/2031[4,5,7]	1,574	1,576
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.645% 7/15/2036[4,5,7]	15,864	15,940
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[4]	2,207	2,202
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[4]	10,741	10,703
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[4]	1,989	1,975
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[4,7]	80,360	79,288
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[4,7]	116,685	114,109
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29% 8/15/2031[4,7]	2,574	2,514
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[4,7]	26,615	26,847
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[4,5,7]	61,000	60,587
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,7]	14,571	13,284
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,7]	2,007	1,806
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,7]	3,278	2,914
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.676% 4/20/2032[4,5,7]	714	715
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,7]	9,540	9,033
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,7]	46,567	43,162
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,7]	1,216	1,133
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,7]	66,133	61,313
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,7]	67,259	60,310
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,7]	76,599	69,178
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,7]	4,960	4,395
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[4,7]	7,710	7,727
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[4,7]	3,359	3,358
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[4,7]	2,976	2,980
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[4,7]	7,143	7,132
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[4,7]	8,588	8,609
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[4,7]	2,414	2,420
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[4,7]	2,182	2,202
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[4,7]	5,212	5,202
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[4,7]	3,347	3,348
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[4,7]	11,932	12,044
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[4,7]	12,014	12,085
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[4,7]	8,534	8,504
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[4,7]	10,835	10,843
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[4]	15,007	15,002
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,7]	22,705	23,358
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[4,7]	38,047	39,110

American Balanced Fund	44

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[4]	USD9,490	$9,438
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[4,7]	17,626	17,664
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[4,7]	8,150	8,157
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.877% 4/20/2033[4,5,7]	9,610	9,615
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 7.627% 4/20/2033[4,5,7]	6,983	6,991
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/28/2031[4,5,7]	6,336	6,345
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.446% 7/20/2031[4,5,7]	18,794	18,794
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.38% 1/20/2031[4,5,7]	6,140	6,167
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,7,12]	60,174	60,174
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[4,7]	69,743	68,828
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[4,7]	29,667	29,254
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[4,7]	7,331	7,229
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,7]	32,246	31,336
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,7]	5,327	5,148
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,7]	3,260	3,151
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,7]	42,910	42,011
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,7]	74,445	68,027
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,7]	14,511	13,237
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,7]	7,776	7,061
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,7]	49,550	45,508
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,7]	8,792	7,998
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,7]	5,075	4,587
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,7]	22,138	21,026
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[4,7]	12,400	12,385
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[4,7]	25,791	26,340
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[4]	1,981	1,979
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[4]	19,307	19,316
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]	5,418	5,397
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[4,7]	2,565	2,573
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[4,7]	7,453	7,470
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[4,7]	3,028	3,018
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[4]	13,551	13,511
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.615% 4/25/2031[4,5,7]	7,075	7,084
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.525% 4/20/2032[4,5,7]	15,497	15,518
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.975% 4/20/2032[4,5,7]	15,000	15,011
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 7.175% 4/20/2032[4,5,7]	7,652	7,665
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[4]	12,300	12,273
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.175% 7/20/2035[4,5,7]	14,946	14,951
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[4,5,7]	14,946	14,946
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.77% 1/15/2031[4,5,7]	2,174	2,180
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.649% 4/15/2033[4,5,7]	16,000	16,000
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[4,7]	3,035	3,038
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,7]	450	449
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,7]	1,545	1,541
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,7]	14,893	14,909
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[4,7]	16,590	16,668
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[4,7]	1,766	1,757
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,7]	14,930	14,915
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[4,7]	19,645	19,675
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.669% 7/16/2031[4,5,7]	25,023	25,055
Madison Park Funding, Ltd., Series 2016-22, Class A1R, (3-month USD CME Term SOFR + 1.522%) 6.85% 1/15/2033[4,5,7]	6,400	6,418

45	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[4,5,7]	USD61,877	$61,956
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/27/2031[4,5,7]	1,437	1,440
Marathon CLO, Ltd., Series 19-2A, Class A1AR, (3-month USD CME Term SOFR + 1.38%) 6.705% 1/20/2033[4,5,7]	2,500	2,503
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 6.525% 1/20/2032[4,5,7]	19,705	19,729
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[4]	4,770	4,787
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[4,7]	18,070	18,236
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[4,7]	5,814	5,819
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.04% 7/15/2029[4,5,7]	13,608	13,609
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,7]	15,637	15,728
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,7]	3,233	3,232
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,7]	2,595	2,594
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,12,13]	24,983	24,966
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,12,13]	4,065	4,062
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[4,7]	23,204	20,456
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,7]	23,323	20,388
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,7]	59,904	53,945
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[4,7]	47,848	43,444
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,7]	27,157	24,616
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,7]	46,161	42,180
Neuberger Berman CLO, Ltd., Series 2017-26, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.509% 10/18/2030[4,5,7]	5,429	5,437
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,7]	225,061	200,793
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[4,5,7]	18,944	18,964
Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74% 8/15/2025[4]	4,479	4,479
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[4]	1,985	1,980
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[4]	8,539	8,622
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.696% 4/22/2030[4,5,7]	6,500	6,520
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[4,5,7]	15,082	15,114
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.549% 4/16/2031[4,5,13]	2,715	2,719
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[4,7]	6,822	7,000
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,7]	12,238	12,338
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[4,5,7]	866	866
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.386% 7/20/2029[4,5,7]	1,930	1,932
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[4,5,7]	49,520	49,564
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[4,5,7]	44,195	44,207
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 7.025% 7/20/2031[4,5,7]	12,759	12,764
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.073% 7/24/2031[4,5,7]	10,421	10,436
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 6.429% 4/15/2031[4,5,7]	18,769	18,783
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[4,7]	16,518	16,558
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,7]	2,116	2,087
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,7]	1,294	1,280
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.483% 8/16/2027[4,5,7]	11,885	11,956
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 6.179% 1/15/2028[4,5,7]	14,516	14,599
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 6.133% 4/17/2028[4,5,7]	15,000	15,026
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,7]	36,810	36,748

American Balanced Fund	46

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[4,7]	USD9,986	$10,027
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]	13,836	12,933
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.347% 9/15/2039[4,5,7]	6,587	6,587
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[4,7]	8,884	8,908
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[4,7]	2,524	2,524
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,7]	1,273	1,273
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[4,7]	2,983	2,994
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[4,7]	1,690	1,701
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[4,7]	2,569	2,571
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[4,5,7]	41,847	41,866
Rad CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.667% 4/17/2036[4,5,7]	15,000	15,017
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[4,5,7]	26,011	26,011
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.371% 10/25/2031[4,5,7]	3,857	3,857
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,7]	5,839	5,808
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,7]	7,592	7,513
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 6.678% 7/15/2037[4,5,7]	12,963	12,960
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[4]	1,611	1,612
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[4]	2,361	2,358
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[4]	405	402
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[4]	11,019	11,023
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[4]	5,730	5,738
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]	5,894	5,859
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	5,175	5,176
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]	7,352	7,162
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]	8,790	8,545
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[4]	35,270	35,280
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[4]	14,893	14,891
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	2,751	2,756
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[4]	4,391	4,374
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[4]	13,726	13,788
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[4]	7,026	7,075
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[4]	14,146	14,254
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[4]	5,506	5,448
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[4]	22,393	22,482
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[4]	20,096	20,249
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[4]	6,102	6,113
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[4]	12,138	12,255
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[4]	1,407	1,401
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[4]	10,034	10,108
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[4,7]	14,406	14,392
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[4,7]	26,356	26,318
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[4,7]	3,896	3,900
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[4,7]	10,635	10,668
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[4,7]	6,093	6,109
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,7]	4,177	4,181
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,7]	19,239	19,276
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,7]	2,222	2,250
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,7]	3,535	3,590
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,7]	18,683	16,747
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,7]	3,439	3,055
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[4,7]	7,030	7,104
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.173% 1/15/2053[4,5,7]	13,910	13,836
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,7]	32,828	29,393
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.67% 4/15/2030[4,5,7]	1,625	1,625

47	American Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.566% 10/20/2030[4,5,7]	USD6,764	$6,773
South Carolina Student Loan Corp., Series 2014-1, Class A2, (30-day Average USD-SOFR + 1.114%) 6.439% 1/3/2033[4,5]	1,866	1,867
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,7]	31,170	29,210
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,7]	39,307	36,297
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,7]	14,544	13,506
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,7]	9,793	9,070
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[4,5,7]	49,968	50,038
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[4,7]	37,392	37,818
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[4,7]	37,392	38,008
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054[4,7]	1,888	1,930
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,7]	17,048	16,112
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[4,5,7]	20,000	20,030
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.415% 10/25/2029[4,5,7]	2,235	2,237
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[4]	33,163	33,407
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,7]	35,152	32,120
Teachers Insurance and Annuity Association of America, CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.739% 1/16/2031[4,5,7]	654	655
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,7]	13,229	12,403
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,7]	23,034	20,965
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[4,7]	1,621	1,475
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,7]	2,359	2,165
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[4,7]	27,653	24,498
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[4,7]	1,190	1,047
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,7]	56,624	50,732
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,7]	14,731	13,371
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,7]	12,174	10,595
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,7]	442	385
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[4,7]	557	559
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[4,7]	25,463	25,433
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,7]	38,148	36,735
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[4]	20,414	20,368
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[4]	7,901	7,883
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[4,7]	8,196	8,192
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[4,5,7]	16,000	16,052
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.694% 4/25/2033[4,5,7]	12,207	12,226
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,7]	107,968	96,809
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,7]	2,818	2,573
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,7]	32,286	28,441
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,7]	1,178	1,030
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.955% 10/20/2034[4,5,7]	80,000	80,133
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.574% 9/7/2030[4,5,7]	4,200	4,204
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.659% 7/18/2031[4,5,7]	19,280	19,315
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[4,7]	8,091	8,126
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]	41,651	41,464
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[4]	27,148	27,052
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,8]	77,422	76,518
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[4]	42,675	43,104
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,7]	44,216	43,824
Verizon Master Trust., Series 24-5, Class A, 5.832% 6/21/2032[4,7]	8,341	8,343
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.524% 10/15/2031[4,5,7]	26,219	26,218
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 7.124% 10/15/2031[4,5,7]	6,957	6,956
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[4,7]	2,064	2,064
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[4,7]	2,244	2,241
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[4,7]	2,590	2,587

American Balanced Fund	48

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.729% 1/17/2031[4,5,7]	USD2,767	$2,770
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[4,7]	3,945	3,923
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,7]	2,704	2,703
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[4,7]	5,831	5,789
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[4,7]	7,585	7,585
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,7]	11,177	10,844
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[4,7]	8,020	8,035
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,7]	17,287	17,306
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,7]	7,472	7,283
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[4,7]	3,469	3,461
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[4,7]	42,000	42,103
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,7]	4,136	4,122
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,7]	2,834	2,825
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,7]	5,491	5,488
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[4,7]	10,243	10,272
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[4,7]	9,545	9,577
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[4,7]	4,187	4,178
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[4,7]	5,314	5,357
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[4,7]	5,627	5,638
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[4,7]	7,827	7,836
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[4,7]	17,000	17,037
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[4,7]	6,004	6,001
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[4,7]	5,364	5,363
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[4,7]	25,934	25,952
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.525% 10/20/2030[4,5,7]	29,818	29,833
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 7.125% 10/20/2030[4,5,7]	17,000	17,052
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]	39,226	38,951
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[4]	8,090	8,147
		6,828,648
Bonds & notes of governments & government agencies outside the U.S. 0.41%
British Columbia (Province of) 4.20% 7/6/2033	2,030	1,947
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[7]	18,000	16,988
Chile (Republic of) 4.85% 1/22/2029	18,265	18,075
Chile (Republic of) 3.10% 1/22/2061	15,816	9,804
Colombia (Republic of) 7.50% 2/2/2034	2,451	2,459
Colombia (Republic of) 8.00% 11/14/2035	39,549	40,758
CPPIB Capital, Inc. 0.50% 9/16/2024[7]	22,500	22,264
CPPIB Capital, Inc. 0.875% 9/9/2026[7]	17,827	16,363
CPPIB Capital, Inc. 2.75% 11/2/2027[7]	23,770	22,342
Development Bank of Japan, Inc. 1.25% 10/20/2026[7]	18,000	16,576
Development Bank of Japan, Inc. 1.75% 10/20/2031[7]	12,582	10,357
European Investment Bank 0.75% 10/26/2026	37,160	33,980
European Investment Bank 0.625% 10/21/2027	7,655	6,741
European Stability Mechanism 0.375% 9/10/2025[7]	23,570	22,306
Hungary (Republic of) 2.125% 9/22/2031[7]	14,164	11,236
Hungary (Republic of) 3.125% 9/21/2051[7]	17,678	11,231
Hydro-Quebec 9.50% 11/15/2030	22,230	27,399
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY800,000	4,968
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,700,000	16,700
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD3,000	2,948
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	7,929
International Development Assn. 0.375% 9/23/2025[7]	19,410	18,329
Israel (State of) 5.50% 3/12/2034	23,615	22,529
Israel (State of) 5.75% 3/12/2054	12,865	11,595
Japan Bank for International Cooperation 1.25% 1/21/2031	32,068	26,020
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	10,832
OMERS Finance Trust 1.10% 3/26/2026[7]	26,770	25,012
OMERS Finance Trust 3.50% 4/19/2032[7]	33,621	30,707

49	American Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	OMERS Finance Trust 4.00% 4/19/2052[7]	USD33,621	$26,893
	Ontario Teachers’ Finance Trust 3.00% 4/13/2027[7]	18,000	17,162
	Panama (Republic of) 7.50% 3/1/2031	8,035	8,418
	Panama (Republic of) 2.252% 9/29/2032	19,671	14,179
	Panama (Republic of) 8.00% 3/1/2038	6,060	6,397
	Panama (Republic of) 4.50% 1/19/2063	3,874	2,486
	Peru (Republic of) 1.862% 12/1/2032	40,334	30,538
	Peru (Republic of) 2.78% 12/1/2060	40,618	22,849
	Philippines (Republic of) 1.648% 6/10/2031	674	537
	Philippines (Republic of) 6.375% 10/23/2034	22,310	24,451
	Philippines (Republic of) 2.65% 12/10/2045	387	254
	Qatar (State of) 4.00% 3/14/2029[7]	7,500	7,272
	Qatar (State of) 4.817% 3/14/2049[7]	7,500	7,024
	Quebec Canada (Province of) 2.75% 4/12/2027	23,200	21,995
	Saskatchewan (Province of) 3.25% 6/8/2027	19,319	18,510
	Saudi Arabia (Kingdom of) 4.75% 1/18/2028[7]	4,883	4,829
	Saudi Arabia (Kingdom of) 4.875% 7/18/2033[7]	310	303
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054	11,124	10,868
	Swedish Export Credit Corp. 3.625% 9/3/2024	36,618	36,491
	United Mexican States 2.659% 5/24/2031	23,299	19,174
	United Mexican States 3.50% 2/12/2034	9,008	7,341
	United Mexican States 6.00% 5/7/2036	170,510	166,432
	United Mexican States 6.338% 5/4/2053	6,235	5,894
	United Mexican States 3.771% 5/24/2061	13,292	8,178
			936,870
Municipals 0.29%
California 0.05%
	Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,308
	Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,879
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	5,955	5,600
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	8,260	7,608
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	4,330	3,619
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,377
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-A, 3.115% 6/1/2038	25,195	20,365
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,169
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.293% 6/1/2042	7,670	5,976
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 3.00% 6/1/2046	6,515	5,949
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,817
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	4,907
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,423
	Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,015
	Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	1,964
	Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,140
			112,116

Florida 0.04%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	10,760	10,329
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	40,043
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	36,726
			87,098

American Balanced Fund	50

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)

Guam 0.00%
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	USD960	$812
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	1,260	1,032
			1,844

Illinois 0.10%
	G.O. Bonds, Series 2019-A, 4.50% 4/1/2025	325	322
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	197,840	194,261
	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	30,532	30,383
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	5,255	5,476
			230,442

Massachusetts 0.02%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	56,510

Michigan 0.01%
	Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	8,275
	Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	5,167
			13,442

New York 0.01%
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,349
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,054
			13,403

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,985	44,768

South Dakota 0.00%
	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	275	274

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	94,460	89,745
	Total municipals		649,642
Federal agency bonds & notes 0.03%
	Fannie Mae 0.375% 8/25/2025	16,060	15,227
	Fannie Mae 0.75% 10/8/2027	11,330	10,039
	Fannie Mae 0.875% 8/5/2030	17,097	13,862
	Federal Farm Credit Banks 1.75% 2/14/2025	13,983	13,682
	Federal Home Loan Bank 5.50% 7/15/2036	600	650
	Korea Gas Corp. 5.00% 7/8/2029[7]	4,334	4,330
	Korea Housing Finance Corp. 4.625% 2/24/2028[7]	19,870	19,649
			77,439
	Total bonds, notes & other debt instruments (cost: $63,646,173,000)		61,469,816
Investment funds 2.84%		Shares
	Capital Group Central Corporate Bond Fund[2]	777,272,878	6,428,046
	Total Investment funds (cost: $7,583,282,000)		6,428,046

51	American Balanced Fund

Short-term securities 7.58%	Shares	Value (000)
Money market investments 7.56%
Capital Group Central Cash Fund 5.37%[2,14]	171,450,699	$17,145,070

Money market investments purchased with collateral from securities on loan 0.02%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[14,15]	7,329,729	7,330
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.18%[14,15]	6,500,000	6,500
Capital Group Central Cash Fund 5.37%[2,14,15]	64,750	6,475
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[14,15]	5,100,000	5,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.21%[14,15]	4,600,000	4,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.22%[14,15]	4,600,000	4,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[14,15]	4,600,000	4,600
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[14,15]	3,700,000	3,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[14,15]	3,700,000	3,700
		46,605
Total short-term securities (cost: $17,188,702,000)		17,191,675
Total investment securities 103.14% (cost: $169,358,454,000)		233,756,730
Other assets less liabilities (3.14)%		(7,125,592)
Net assets 100.00%		$226,631,138
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
3 Month SOFR Futures	Long	37,630	9/18/2024	USD8,904,434	$(1,483)
3 Month SOFR Futures	Long	8,670	12/18/2024	2,055,874	(432)
3 Month SOFR Futures	Long	44,310	3/19/2025	10,539,687	5,544
3 Month SOFR Futures	Short	344	3/18/2026	(82,586)	(147)
2 Year U.S. Treasury Note Futures	Long	8,010	10/3/2024	1,635,792	2,100
5 Year U.S. Treasury Note Futures	Long	58,877	10/3/2024	6,275,001	29,431
10 Year French Government Bond Futures	Long	798	9/10/2024	105,221	(1,644)
10 Year U.S. Treasury Note Futures	Short	2,317	9/30/2024	(254,834)	(1,644)
10 Year Ultra U.S. Treasury Note Futures	Short	13,141	9/30/2024	(1,491,914)	(10,597)
20 Year U.S. Treasury Bond Futures	Long	2,613	9/30/2024	309,151	3,584
30 Year Ultra U.S. Treasury Bond Futures	Long	20,394	9/30/2024	2,556,260	23,224
					$47,936
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,503	EUR	1,400	Citibank	7/10/2024	$3
USD	3,536	EUR	3,300	UBS AG	7/10/2024	— [16]
USD	8,848	EUR	8,275	Barclays Bank PLC	7/10/2024	(19)
USD	34,549	JPY	5,363,202	UBS AG	7/11/2024	1,147
USD	1,653	JPY	258,860	UBS AG	7/11/2024	41
JPY	200	USD	1	JPMorgan Chase	7/11/2024	— [16]
JPY	3,136	USD	20	Standard Chartered Bank	7/11/2024	(1)

American Balanced Fund	52

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	800	EUR	745	Citibank	7/18/2024	$2
USD	3,752	EUR	3,500	UBS AG	7/18/2024	— [16]
						$1,173
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	USD301,000	$14,582	$—	$14,582
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	(392)	—	(392)
4.2035%	Annual	SOFR	Annual	1/10/2026	832,059	(7,120)	—	(7,120)
4.184%	Annual	SOFR	Annual	1/10/2026	832,059	(7,357)	—	(7,357)
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	(1,762)	—	(1,762)
4.27%	Annual	SOFR	Annual	2/16/2026	479,018	(3,512)	—	(3,512)
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	(677)	—	(677)
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	(707)	—	(707)
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	(970)	—	(970)
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	(1,013)	—	(1,013)
4.2515%	Annual	SOFR	Annual	2/17/2026	141,314	(1,075)	—	(1,075)
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	(2,993)	—	(2,993)
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	(3,201)	—	(3,201)
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	2,499	—	2,499
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	2,983	—	2,983
4.7325%	Annual	SOFR	Annual	5/7/2026	1,187,500	1,875	—	1,875
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	1,358	—	1,358
4.7315%	Annual	SOFR	Annual	5/8/2026	611,300	970	—	970
4.741%	Annual	SOFR	Annual	5/10/2026	1,647,115	2,995	—	2,995
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	932	—	932
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	(3,729)	—	(3,729)
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	(6,067)	—	(6,067)
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	(6,633)	—	(6,633)
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	(3,274)	—	(3,274)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	(6,474)	—	(6,474)
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	4,587	—	4,587
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	(1,394)	—	(1,394)
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(5,814)	—	(5,814)
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	3,158	—	3,158
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	3,093	—	3,093
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	2,534	—	2,534
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(5,310)	—	(5,310)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(4,706)	—	(4,706)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(4,210)	—	(4,210)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(4,280)	—	(4,280)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(4,266)	—	(4,266)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(5,659)	—	(5,659)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(4,654)	—	(4,654)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(4,821)	—	(4,821)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(5,298)	—	(5,298)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(5,109)	—	(5,109)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(5,558)	—	(5,558)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	14,381	—	14,381
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	5,414	—	5,414
SOFR	Annual	3.5935%	Annual	1/9/2034	490,175	13,025	—	13,025
SOFR	Annual	3.8055%	Annual	6/18/2034	197,945	1,957	—	1,957

53	American Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.01413%	Annual	1/12/2053	USD70,055	$8,702	$—	$8,702
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	8,637	—	8,637
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	5,131	—	5,131
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	4,691	—	4,691
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	4,404	—	4,404
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	4,284	—	4,284
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	4,390	—	4,390
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	5,385	—	5,385
SOFR	Annual	3.0535%	Annual	5/1/2053	79,000	9,248	—	9,248
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	4,429	—	4,429
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	4,243	—	4,243
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	4,684	—	4,684
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	621	—	621
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	515	—	515
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	(100)	—	(100)
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	584	—	584
						$28,156	$—	$28,156
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD5,671,640	$(116,791)	$(125,529)	$8,738
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.90%
Financials 0.45%
Synchrony Financial	$845,727	$—	$18,127	$(497)	$198,498	$1,025,601	$11,073
Consumer discretionary 0.21%
Aramark	475,255	—	79,397	(4,053)	97,082	488,887	2,972
Materials 0.24%
Royal Gold, Inc.	516,463	—	—	—	17,933	534,396	3,416
Total common stocks						2,048,884
Bonds, notes & other debt instruments 0.01%
Financials 0.01%
Synchrony Financial 4.25% 3/19/2024 [17]	11,510	—	11,549	—	39	—	110
Synchrony Financial 4.25% 8/15/2024	12,238	—	—	—	102	12,340	255
Synchrony Financial 2.875% 10/28/2031	—	16,733	—	—	117	16,850	430
						29,190
Investment funds 2.84%
Capital Group Central Corporate Bond Fund	6,734,592	146,164	284,970	(49,756)	(117,984)	6,428,046	146,164

American Balanced Fund	54

Investments in affiliates2 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 7.57%
Money market investments 7.57%
Capital Group Central Cash Fund 5.37% [14]	$17,606,583	$17,767,678	$18,230,392	$(465)	$1,666	$17,145,070	$508,194
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37% [14,15]	42,356		35,881 [18]			6,475	— [19]
Total short-term securities						17,151,545
Total 11.32%				$(54,771)	$197,453	$25,657,665	$672,614
Restricted securities13

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[4,12]	12/6/2022	$24,981	$24,966	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[4,12]	12/6/2022	4,065	4,062	.00 [20]
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.549% 4/16/2031[4,5]	10/28/2022	2,669	2,719	.00 [20]
Total		$31,715	$31,747	.01%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]
All or a portion of this security was on loan. The total value of all such securities was $44,384,000, which represented .02% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Purchased on a TBA basis.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,692,926,000, which represented 5.16% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $477,310,000, which represented .21% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Value determined using significant unobservable inputs.
[13]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $31,747,000, which represented .01% of the net assets of the fund.

[14]	Rate represents the seven-day yield at 6/30/2024.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Amount less than one thousand.
[17]	Affiliated issuer during the reporting period but no longer held at 6/30/2024.
[18]	Represents net activity. Refer to Note 5 for more information on securities lending.
[19]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[20]	Amount less than .01%.

55	American Balanced Fund

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Balanced Fund	56

Financial statements
Statement of assets and liabilities at June 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $44,384 of investment securities on loan):
Unaffiliated issuers (cost: $143,311,275)	$208,099,065
Affiliated issuers (cost: $26,047,179)	25,657,665	$233,756,730
Cash		23,022
Cash denominated in currencies other than U.S. dollars (cost: $5,252)		5,252
Unrealized appreciation on open forward currency contracts		1,193
Receivables for:
Sales of investments	7,108,341
Sales of fund’s shares	194,669
Dividends and interest	736,914
Securities lending income	190
Variation margin on futures contracts	9,285
Variation margin on centrally cleared swap contracts	20,668
Other	470	8,070,537
		241,856,734
Liabilities:
Collateral for securities on loan		46,605
Unrealized depreciation on open forward currency contracts		20
Payables for:
Purchases of investments	14,825,048
Repurchases of fund’s shares	183,227
Investment advisory services	39,377
Services provided by related parties	43,339
Trustees’ deferred compensation	5,643
Variation margin on futures contracts	43,896
Variation margin on centrally cleared swap contracts	10,846
Other	27,595	15,178,971
Net assets at June 30, 2024		$226,631,138
Net assets consist of:
Capital paid in on shares of beneficial interest		$152,788,225
Total distributable earnings (accumulated loss)		73,842,913
Net assets at June 30, 2024		$226,631,138

Refer to the notes to financial statements.

57	American Balanced Fund

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (6,561,943 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$105,839,647	3,062,748	$34.56
Class C	8,282,910	241,559	34.29
Class T	13	— *	34.55
Class F-1	4,079,590	118,167	34.52
Class F-2	27,943,295	809,361	34.53
Class F-3	11,725,851	339,510	34.54
Class 529-A	5,710,487	165,601	34.48
Class 529-C	263,884	7,641	34.54
Class 529-E	181,784	5,274	34.47
Class 529-T	18	— *	34.56
Class 529-F-1	13	— *	34.44
Class 529-F-2	524,733	15,187	34.55
Class 529-F-3	1,767	52	34.55
Class R-1	201,000	5,869	34.25
Class R-2	1,137,254	33,171	34.29
Class R-2E	153,618	4,468	34.38
Class R-3	2,446,586	71,238	34.34
Class R-4	4,138,810	119,994	34.49
Class R-5E	579,252	16,779	34.52
Class R-5	1,031,958	29,822	34.60
Class R-6	52,388,668	1,515,502	34.57
*
Amount less than one thousand.
Refer to the notes to financial statements.

American Balanced Fund	58

Financial statements (continued)
Statement of operations for the six months ended June 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $18,095; also includes $671,819 from affiliates)	$1,873,518
Interest (net of non-U.S. taxes of $3; also includes $795 from affiliates)	1,247,168
Securities lending income (net of fees)	563	$3,121,249
Fees and expenses*:
Investment advisory services	232,021
Distribution services	197,722
Transfer agent services	59,972
Administrative services	32,609
529 plan services	1,799
Reports to shareholders	1,838
Registration statement and prospectus	1,094
Trustees’ compensation	1,054
Auditing and legal	215
Custodian	658
Other	215	529,197
Net investment income		2,592,052
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	8,138,073
Affiliated issuers	(54,771)
Futures contracts	197,969
Forward currency contracts	289
Swap contracts	(85,411)
Currency transactions	(1,368)	8,194,781
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $17,759):
Unaffiliated issuers	8,157,007
Affiliated issuers	197,453
Futures contracts	(747,059)
Forward currency contracts	1,173
Swap contracts	7,955
Currency translations	(1,560)	7,614,969
Net realized gain (loss) and unrealized appreciation (depreciation)		15,809,750
Net increase (decrease) in net assets resulting from operations		$18,401,802
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

59	American Balanced Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2024*	2023

Operations:
Net investment income	$2,592,052	$4,881,297
Net realized gain (loss)	8,194,781	883,302
Net unrealized appreciation (depreciation)	7,614,969	20,650,788
Net increase (decrease) in net assets resulting from operations	18,401,802	26,415,387
Distributions paid to shareholders	(1,527,446)	(5,098,208)
Net capital share transactions	(1,569,562)	(1,895,047)
Total increase (decrease) in net assets	15,304,794	19,422,132
Net assets:
Beginning of period	211,326,344	191,904,212
End of period	$226,631,138	$211,326,344
*
Unaudited.
Refer to the notes to financial statements.

American Balanced Fund	60

Notes to financial statementsunaudited
1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

61	American Balanced Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

American Balanced Fund	62

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$36,409,896	$1,862,976	$—	$38,272,872
Health care	17,711,384	1,821,316	—	19,532,700
Financials	17,854,239	678,767	—	18,533,006
Communication services	16,652,307	52,218	—	16,704,525
Industrials	14,129,146	318,874	—	14,448,020
Consumer staples	10,668,594	1,355,804	—	12,024,398
Consumer discretionary	9,908,185	549,177	—	10,457,362
Energy	8,282,408	—	—	8,282,408
Materials	3,430,384	380,877	—	3,811,261
Utilities	3,786,654	—	—	3,786,654
Real estate	2,663,807	—	—	2,663,807
Convertible stocks	150,180	—	—	150,180
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	26,011,659	—	26,011,659
Corporate bonds, notes & loans	—	15,597,270	—	15,597,270
U.S. Treasury bonds & notes	—	11,368,288	—	11,368,288
Asset-backed obligations	—	6,739,446	89,202	6,828,648
Bonds & notes of governments & government agencies outside the U.S.	—	936,870	—	936,870
Municipals	—	649,642	—	649,642
Federal agency bonds & notes	—	77,439	—	77,439
Investment funds	6,428,046	—	—	6,428,046
Short-term securities	17,191,675	—	—	17,191,675
Total	$165,266,905	$68,400,623	$89,202	$233,756,730

63	American Balanced Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$63,883	$—	$—	$63,883
Unrealized appreciation on open forward currency contracts	—	1,193	—	1,193
Unrealized appreciation on centrally cleared interest rate swaps	—	146,291	—	146,291
Unrealized appreciation on centrally cleared credit default swaps	—	8,738	—	8,738
Liabilities:
Unrealized depreciation on futures contracts	(15,947)	—	—	(15,947)
Unrealized depreciation on open forward currency contracts	—	(20)	—	(20)
Unrealized depreciation on centrally cleared interest rate swaps	—	(118,135)	—	(118,135)
Total	$47,936	$38,067	$—	$86,003
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated

American Balanced Fund	64

maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

65	American Balanced Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2024, the total value of securities on loan was $44,384,000, and the total value of collateral received was $46,605,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts

American Balanced Fund	66

are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $59,045,558,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $11,522,455,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to

67	American Balanced Fund

the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $4,315,714,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$63,883	Unrealized depreciation*	$15,947
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,193	Unrealized depreciation on open forward currency contracts	20
Swap (centrally cleared)	Interest	Unrealized appreciation*	146,291	Unrealized depreciation*	118,135
Swap (centrally cleared)	Credit	Unrealized appreciation*	8,738	Unrealized depreciation*	—
			$220,105		$134,102

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$197,969	Net unrealized appreciation (depreciation) on futures contracts	$(747,059)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	289	Net unrealized appreciation (depreciation) on forward currency contracts	1,173
Swap	Interest	Net realized gain (loss) on swap contracts	(22,434)	Net unrealized appreciation (depreciation) on swap contracts	(21,676)
Swap	Credit	Net realized gain (loss) on swap contracts	(62,977)	Net unrealized appreciation (depreciation) on swap contracts	29,631
			$112,847		$(737,931)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Balanced Fund	68

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$5	$ —	$ —	$ —	$5
UBS AG	1,188	—	—	(1,150)	38
Total	$1,193	$ —	$ —	$ (1,150)	$43
Liabilities:
Barclays Bank PLC	$19	$ —	$ —	$ —	$19
JP Morgan Chase	— †	—	—	—	— †
Standard Chartered Bank	1	—	—	—	1
UBS AG	— †	—	—	—	— †
Total	$20	$ —	$ —	$ —	$20
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, the fund recognized $276,000 in EU reclaims (net of $13,000 in fees and the effect of realized gain or loss from currency translations) and $76,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

69	American Balanced Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,780,374
Capital loss carryforward*	(818,978)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$69,550,619
Gross unrealized depreciation on investments	(5,116,435)
Net unrealized appreciation (depreciation) on investments	64,434,184
Cost of investments	169,534,076
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended June 30,	Year ended December 31,
Share class	2024	2023
Class A	$674,343	$2,326,432
Class C	24,175	142,546
Class T	— †	— †
Class F-1	25,312	93,914
Class F-2	204,909	640,170
Class F-3	91,544	281,147
Class 529-A	35,377	124,256
Class 529-C	693	4,290
Class 529-E	928	3,661
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	3,822	11,807
Class 529-F-3	11	24
Class R-1	566	3,168
Class R-2	3,233	18,455
Class R-2E	651	2,714
Class R-3	11,962	49,189
Class R-4	26,615	97,213
Class R-5E	4,512	17,226
Class R-5	8,032	26,282
Class R-6	410,761	1,255,714
Total	$1,527,446	$5,098,208
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.199% on such assets in excess of $233 billion. For the six months ended June 30, 2024, the investment advisory services fees were $232,021,000, which were equivalent to an annualized rate of 0.213% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

American Balanced Fund	70

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, unreimbursed expenses subject to reimbursement totaled $15,431,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2024, the 529 plan services fees were $1,799,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

71	American Balanced Fund

For the six months ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$126,995	$32,652	$15,239	Not applicable
Class C	41,075	2,682	1,241	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	4,911	2,356	598	Not applicable
Class F-2	Not applicable	13,677	3,967	Not applicable
Class F-3	Not applicable	65	1,668	Not applicable
Class 529-A	6,366	1,608	818	$1,537
Class 529-C	1,274	78	39	73
Class 529-E	431	28	26	49
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	101	74	139
Class 529-F-3	Not applicable	— *	— *	1
Class R-1	971	78	29	Not applicable
Class R-2	4,166	1,787	167	Not applicable
Class R-2E	437	141	22	Not applicable
Class R-3	5,944	1,695	357	Not applicable
Class R-4	5,152	2,013	619	Not applicable
Class R-5E	Not applicable	473	94	Not applicable
Class R-5	Not applicable	246	151	Not applicable
Class R-6	Not applicable	292	7,500	Not applicable

Total class-specific expenses	$197,722	$59,972	$32,609	$1,799
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,054,000 in the fund’s statement of operations reflects $433,000 in current fees (either paid in cash or deferred) and a net increase of $621,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,371,823,000 and $709,713,000, respectively, which generated $211,178,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2024.

American Balanced Fund	72

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class A	$4,132,999	124,515	$663,666	19,711	$(5,831,390)	(175,718)	$(1,034,725)	(31,492)
Class C	497,304	15,109	23,997	718	(1,271,189)	(38,612)	(749,888)	(22,785)
Class T	—	—	—	—	—	—	—	—
Class F-1	176,830	5,342	25,094	746	(399,171)	(12,053)	(197,247)	(5,965)
Class F-2	2,862,955	86,300	197,530	5,872	(2,469,338)	(74,345)	591,147	17,827
Class F-3	1,095,130	32,957	90,721	2,696	(1,037,079)	(31,235)	148,772	4,418
Class 529-A	322,496	9,750	35,363	1,052	(393,020)	(11,940)	(35,161)	(1,138)
Class 529-C	30,532	923	690	20	(52,643)	(1,597)	(21,421)	(654)
Class 529-E	10,175	308	927	28	(14,120)	(430)	(3,018)	(94)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	57,255	1,730	3,820	114	(41,596)	(1,256)	19,479	588
Class 529-F-3	903	27	10	1	(158)	(5)	755	23
Class R-1	12,825	391	566	17	(17,384)	(528)	(3,993)	(120)
Class R-2	84,255	2,560	3,230	97	(142,030)	(4,319)	(54,545)	(1,662)
Class R-2E	19,252	583	651	19	(21,276)	(647)	(1,373)	(45)
Class R-3	173,531	5,261	11,949	357	(274,879)	(8,340)	(89,399)	(2,722)
Class R-4	219,313	6,614	26,611	792	(521,915)	(15,650)	(275,991)	(8,244)
Class R-5E	70,616	2,117	4,511	134	(188,664)	(5,742)	(113,537)	(3,491)
Class R-5	78,515	2,366	7,995	237	(121,763)	(3,652)	(35,253)	(1,049)
Class R-6	3,069,218	92,538	410,653	12,194	(3,194,035)	(96,199)	285,836	8,533
Total net increase (decrease)	$12,914,104	389,391	$1,507,984	44,805	$(15,991,650)	(482,268)	$(1,569,562)	(48,072)
Refer to the end of the table for footnotes.

73	American Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$6,591,076	219,438	$2,289,688	75,128	$(10,785,868)	(359,360)	$(1,905,104)	(64,794)
Class C	788,275	26,467	141,525	4,652	(2,257,374)	(75,936)	(1,327,574)	(44,817)
Class T	—	—	—	—	—	—	—	—
Class F-1	227,612	7,566	93,152	3,062	(779,899)	(25,970)	(459,135)	(15,342)
Class F-2	4,572,860	152,375	616,757	20,275	(4,787,081)	(159,761)	402,536	12,889
Class F-3	1,808,309	60,361	278,907	9,170	(1,946,407)	(64,956)	140,809	4,575
Class 529-A	553,605	18,450	124,206	4,083	(879,561)	(29,200)	(201,750)	(6,667)
Class 529-C	60,577	2,017	4,284	140	(114,131)	(3,798)	(49,270)	(1,641)
Class 529-E	16,426	546	3,660	120	(33,850)	(1,123)	(13,764)	(457)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	91,388	3,036	11,801	388	(83,253)	(2,749)	19,936	675
Class 529-F-3	— †	— †	24	1	(86)	(3)	(62)	(2)
Class R-1	38,167	1,277	3,164	104	(38,722)	(1,294)	2,609	87
Class R-2	166,244	5,585	18,439	606	(262,649)	(8,832)	(77,966)	(2,641)
Class R-2E	33,308	1,110	2,714	89	(32,584)	(1,091)	3,438	108
Class R-3	329,990	11,083	49,141	1,619	(631,937)	(21,251)	(252,806)	(8,549)
Class R-4	368,650	12,321	97,183	3,196	(943,134)	(31,619)	(477,301)	(16,102)
Class R-5E	123,238	4,113	17,224	568	(231,945)	(7,792)	(91,483)	(3,111)
Class R-5	111,171	3,709	26,153	859	(249,976)	(8,308)	(112,652)	(3,740)
Class R-6	5,871,855	195,996	1,254,780	41,212	(4,622,143)	(154,112)	2,504,492	83,096
Total net increase (decrease)	$21,752,751	725,450	$5,032,802	165,272	$(28,680,600)	(957,155)	$(1,895,047)	(66,433)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $150,661,709,000 and $151,291,454,000, respectively, during the six months ended June 30, 2024.

American Balanced Fund	74

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
6/30/2024[4,5]	$31.99	$.38	$2.41	$2.79	$(.22 )	$—	$(.22 )	$34.56	8.74%[6]	$105,840	.56%[7]	2.31%[7]
12/31/2023	28.76	.72	3.27	3.99	(.76 )	—	(.76 )	31.99	14.01	98,985.57		2.39
12/31/2022	33.47	.64	(4.68)	(4.04)	(.49 )	(.18 )	(.67 )	28.76	(12.11)	90,861.56		2.13
12/31/2021	30.20	.49	4.22	4.71	(.40 )	(1.04)	(1.44)	33.47	15.77	105,787.56		1.50
12/31/2020	28.50	.48	2.53	3.01	(.40 )	(.91 )	(1.31)	30.20	10.85	88,070.58		1.68
12/31/2019	24.90	.54	4.21	4.75	(.55 )	(.60 )	(1.15)	28.50	19.20	77,537.58		1.98
Class C:
6/30/2024[4,5]	31.74	.26	2.39	2.65	(.10 )	—	(.10 )	34.29	8.35 [6]	8,283	1.31 [7]	1.56 [7]
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.12	8,391	1.32	1.63
12/31/2022	33.22	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.55	(12.75)	8,825	1.31	1.37
12/31/2021	29.99	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.22	14.88	11,401	1.31	.75
12/31/2020	28.30	.27	2.52	2.79	(.19 )	(.91 )	(1.10)	29.99	10.05	10,254	1.32	.95
12/31/2019	24.74	.33	4.17	4.50	(.34 )	(.60 )	(.94 )	28.30	18.27	10,372	1.34	1.22
Class T:
6/30/2024[4,5]	31.99	.42	2.40	2.82	(.26 )	—	(.26 )	34.55	8.88 [6,8]	— [9]	.31 [7,8]	2.56 [7,8]
12/31/2023	28.76	.80	3.27	4.07	(.84 )	—	(.84 )	31.99	14.33 [8]	— [9]	.29 [8]	2.66 [8]
12/31/2022	33.48	.71	(4.69)	(3.98)	(.56 )	(.18 )	(.74 )	28.76	(11.91)[8]	— [9]	.31 [8]	2.38 [8]
12/31/2021	30.20	.56	4.24	4.80	(.48 )	(1.04)	(1.52)	33.48	16.08 [8]	— [9]	.32 [8]	1.74 [8]
12/31/2020	28.50	.55	2.53	3.08	(.47 )	(.91 )	(1.38)	30.20	11.15 [8]	— [9]	.33 [8]	1.94 [8]
12/31/2019	24.90	.60	4.21	4.81	(.61 )	(.60 )	(1.21)	28.50	19.48 [8]	— [9]	.33 [8]	2.22 [8]
Class F-1:
6/30/2024[4,5]	31.96	.37	2.40	2.77	(.21 )	—	(.21 )	34.52	8.69 [6]	4,079	.61 [7]	2.26 [7]
12/31/2023	28.73	.70	3.27	3.97	(.74 )	—	(.74 )	31.96	13.97	3,967.62		2.33
12/31/2022	33.44	.62	(4.68)	(4.06)	(.47 )	(.18 )	(.65 )	28.73	(12.18)	4,008.62		2.07
12/31/2021	30.17	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.44	15.71	5,048.62		1.43
12/31/2020	28.47	.47	2.53	3.00	(.39 )	(.91 )	(1.30)	30.17	10.82	5,468.62		1.65
12/31/2019	24.88	.52	4.20	4.72	(.53 )	(.60 )	(1.13)	28.47	19.10	5,496.64		1.92
Class F-2:
6/30/2024[4,5]	31.96	.42	2.41	2.83	(.26 )	—	(.26 )	34.53	8.86 [6]	27,943	.35 [7]	2.52 [7]
12/31/2023	28.74	.78	3.26	4.04	(.82 )	—	(.82 )	31.96	14.23	25,298.36		2.60
12/31/2022	33.44	.70	(4.67)	(3.97)	(.55 )	(.18 )	(.73 )	28.74	(11.91)	22,376.36		2.33
12/31/2021	30.17	.55	4.23	4.78	(.47 )	(1.04)	(1.51)	33.44	16.01	25,875.36		1.71
12/31/2020	28.48	.54	2.52	3.06	(.46 )	(.91 )	(1.37)	30.17	11.07	19,917.36		1.89
12/31/2019	24.88	.59	4.21	4.80	(.60 )	(.60 )	(1.20)	28.48	19.45	16,065.38		2.18
Class F-3:
6/30/2024[4,5]	31.97	.43	2.41	2.84	(.27 )	—	(.27 )	34.54	8.91 [6]	11,726	.25 [7]	2.62 [7]
12/31/2023	28.75	.81	3.26	4.07	(.85 )	—	(.85 )	31.97	14.34	10,713.25		2.71
12/31/2022	33.45	.73	(4.67)	(3.94)	(.58 )	(.18 )	(.76 )	28.75	(11.81)	9,501.25		2.45
12/31/2021	30.18	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.45	16.13	10,596.25		1.82
12/31/2020	28.49	.57	2.52	3.09	(.49 )	(.91 )	(1.40)	30.18	11.19	7,602.26		1.99
12/31/2019	24.89	.62	4.21	4.83	(.63 )	(.60 )	(1.23)	28.49	19.56	5,606.27		2.29
Class 529-A:
6/30/2024[4,5]	31.92	.38	2.39	2.77	(.21 )	—	(.21 )	34.48	8.71 [6]	5,710	.60 [7]	2.27 [7]
12/31/2023	28.70	.70	3.26	3.96	(.74 )	—	(.74 )	31.92	13.95	5,323.61		2.35
12/31/2022	33.40	.63	(4.68)	(4.05)	(.47 )	(.18 )	(.65 )	28.70	(12.13)	4,977.60		2.09
12/31/2021	30.14	.47	4.22	4.69	(.39 )	(1.04)	(1.43)	33.40	15.72	5,929.60		1.46
12/31/2020	28.45	.46	2.53	2.99	(.39 )	(.91 )	(1.30)	30.14	10.79	5,163.62		1.64
12/31/2019	24.86	.52	4.20	4.72	(.53 )	(.60 )	(1.13)	28.45	19.11	4,444.64		1.92
Refer to the end of the table for footnotes.

75	American Balanced Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-C:
6/30/2024[4,5]	$31.97	$.25	$2.41	$2.66	$(.09 )	$—	$(.09 )	$34.54	8.32%[6]	$264	1.35%[7]	1.52%[7]
12/31/2023	28.74	.47	3.27	3.74	(.51 )	—	(.51 )	31.97	13.10	265	1.37	1.58
12/31/2022	33.44	.39	(4.67)	(4.28)	(.24 )	(.18 )	(.42 )	28.74	(12.82)	286	1.36	1.31
12/31/2021	30.17	.23	4.22	4.45	(.14 )	(1.04)	(1.18)	33.44	14.86	390	1.35	.70
12/31/2020	28.46	.27	2.52	2.79	(.17 )	(.91 )	(1.08)	30.17	9.98	405	1.36	.97
12/31/2019	24.86	.32	4.20	4.52	(.32 )	(.60 )	(.92 )	28.46	18.27	755	1.38	1.17
Class 529-E:
6/30/2024[4,5]	31.91	.34	2.40	2.74	(.18 )	—	(.18 )	34.47	8.59 [6]	182	.83 [7]	2.04 [7]
12/31/2023	28.69	.63	3.26	3.89	(.67 )	—	(.67 )	31.91	13.70	171.84		2.12
12/31/2022	33.39	.55	(4.67)	(4.12)	(.40 )	(.18 )	(.58 )	28.69	(12.35)	167.84		1.85
12/31/2021	30.13	.39	4.22	4.61	(.31 )	(1.04)	(1.35)	33.39	15.46	207.83		1.22
12/31/2020	28.43	.40	2.53	2.93	(.32 )	(.91 )	(1.23)	30.13	10.58	195.84		1.42
12/31/2019	24.84	.46	4.20	4.66	(.47 )	(.60 )	(1.07)	28.43	18.86	186.86		1.69
Class 529-T:
6/30/2024[4,5]	31.99	.41	2.41	2.82	(.25 )	—	(.25 )	34.56	8.84 [6,8]	— [9]	.37 [7,8]	2.51 [7,8]
12/31/2023	28.76	.78	3.27	4.05	(.82 )	—	(.82 )	31.99	14.25 [8]	— [9]	.36 [8]	2.60 [8]
12/31/2022	33.47	.70	(4.68)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)[8]	— [9]	.35 [8]	2.35 [8]
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.97 [8]	— [9]	.38 [8]	1.69 [8]
12/31/2020	28.50	.54	2.53	3.07	(.46 )	(.91 )	(1.37)	30.20	11.10 [8]	— [9]	.37 [8]	1.89 [8]
12/31/2019	24.90	.59	4.20	4.79	(.59 )	(.60 )	(1.19)	28.50	19.41 [8]	— [9]	.39 [8]	2.16 [8]
Class 529-F-1:
6/30/2024[4,5]	31.88	.40	2.40	2.80	(.24 )	—	(.24 )	34.44	8.81 [6,8]	— [9]	.42 [7,8]	2.44 [7,8]
12/31/2023	28.67	.75	3.26	4.01	(.80 )	—	(.80 )	31.88	14.15 [8]	— [9]	.44 [8]	2.51 [8]
12/31/2022	33.37	.68	(4.68)	(4.00)	(.52 )	(.18 )	(.70 )	28.67	(12.01)[8]	— [9]	.43 [8]	2.27 [8]
12/31/2021	30.11	.53	4.21	4.74	(.44 )	(1.04)	(1.48)	33.37	15.93 [8]	— [9]	.43 [8]	1.63 [8]
12/31/2020	28.42	.52	2.53	3.05	(.45 )	(.91 )	(1.36)	30.11	11.07 [8]	— [9]	.38 [8]	1.88 [8]
12/31/2019	24.84	.59	4.18	4.77	(.59 )	(.60 )	(1.19)	28.42	19.38	286.40		2.16
Class 529-F-2:
6/30/2024[4,5]	31.99	.42	2.40	2.82	(.26 )	—	(.26 )	34.55	8.86 [6]	525	.35 [7]	2.53 [7]
12/31/2023	28.76	.79	3.27	4.06	(.83 )	—	(.83 )	31.99	14.24	467.34		2.62
12/31/2022	33.47	.71	(4.69)	(3.98)	(.55 )	(.18 )	(.73 )	28.76	(11.91)	400.35		2.35
12/31/2021	30.20	.55	4.22	4.77	(.46 )	(1.04)	(1.50)	33.47	15.99	444.36		1.70
12/31/2020[4,10]	28.35	.09	2.65	2.74	(.12 )	(.77 )	(.89 )	30.20	9.67 [6]	336	.06 [6]	.32 [6]
Class 529-F-3:
6/30/2024[4,5]	31.98	.42	2.41	2.83	(.26 )	—	(.26 )	34.55	8.88 [6]	2	.31 [7]	2.56 [7]
12/31/2023	28.75	.79	3.27	4.06	(.83 )	—	(.83 )	31.98	14.31	1.31		2.65
12/31/2022	33.46	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.75	(11.89)	1.31		2.39
12/31/2021	30.19	.57	4.22	4.79	(.48 )	(1.04)	(1.52)	33.46	16.06	1.31		1.75
12/31/2020[4,10]	28.35	.10	2.63	2.73	(.12 )	(.77 )	(.89 )	30.19	9.66 [6]	1	.05 [6]	.35 [6]
Class R-1:
6/30/2024[4,5]	31.71	.25	2.39	2.64	(.10 )	—	(.10 )	34.25	8.32 [6]	201	1.32 [7]	1.55 [7]
12/31/2023	28.52	.48	3.24	3.72	(.53 )	—	(.53 )	31.71	13.13	190	1.33	1.63
12/31/2022	33.19	.41	(4.64)	(4.23)	(.26 )	(.18 )	(.44 )	28.52	(12.76)	168	1.33	1.38
12/31/2021	29.96	.24	4.19	4.43	(.16 )	(1.04)	(1.20)	33.19	14.89	179	1.32	.74
12/31/2020	28.28	.26	2.52	2.78	(.19 )	(.91 )	(1.10)	29.96	10.03	157	1.33	.93
12/31/2019	24.72	.32	4.17	4.49	(.33 )	(.60 )	(.93 )	28.28	18.26	126	1.36	1.20
Refer to the end of the table for footnotes.

American Balanced Fund	76

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-2:
6/30/2024[4,5]	$31.74	$.25	$2.40	$2.65	$(.10 )	$—	$(.10 )	$34.29	8.34%[6]	$1,137	1.32%[7]	1.55%[7]
12/31/2023	28.55	.48	3.24	3.72	(.53 )	—	(.53 )	31.74	13.11	1,106	1.33	1.63
12/31/2022	33.22	.40	(4.64)	(4.24)	(.25 )	(.18 )	(.43 )	28.55	(12.78)	1,070	1.34	1.34
12/31/2021	29.99	.23	4.19	4.42	(.15 )	(1.04)	(1.19)	33.22	14.86	1,327	1.33	.73
12/31/2020	28.30	.26	2.53	2.79	(.19 )	(.91 )	(1.10)	29.99	10.03	1,201	1.34	.93
12/31/2019	24.73	.32	4.18	4.50	(.33 )	(.60 )	(.93 )	28.30	18.25	1,220	1.36	1.20
Class R-2E:
6/30/2024[4,5]	31.83	.30	2.39	2.69	(.14 )	—	(.14 )	34.38	8.48 [6]	154	1.04 [7]	1.83 [7]
12/31/2023	28.63	.57	3.24	3.81	(.61 )	—	(.61 )	31.83	13.43	144	1.05	1.91
12/31/2022	33.31	.49	(4.66)	(4.17)	(.33 )	(.18 )	(.51 )	28.63	(12.53)	126	1.06	1.63
12/31/2021	30.06	.33	4.20	4.53	(.24 )	(1.04)	(1.28)	33.31	15.21	156	1.05	1.01
12/31/2020	28.37	.34	2.53	2.87	(.27 )	(.91 )	(1.18)	30.06	10.34	136	1.05	1.21
12/31/2019	24.80	.40	4.19	4.59	(.42 )	(.60 )	(1.02)	28.37	18.60	119	1.07	1.49
Class R-3:
6/30/2024[4,5]	31.79	.32	2.40	2.72	(.17 )	—	(.17 )	34.34	8.56 [6]	2,446	.89 [7]	1.98 [7]
12/31/2023	28.59	.61	3.25	3.86	(.66 )	—	(.66 )	31.79	13.61	2,351.90		2.06
12/31/2022	33.28	.53	(4.66)	(4.13)	(.38 )	(.18 )	(.56 )	28.59	(12.40)	2,359.90		1.78
12/31/2021	30.03	.37	4.21	4.58	(.29 )	(1.04)	(1.33)	33.28	15.36	2,947.90		1.16
12/31/2020	28.34	.38	2.53	2.91	(.31 )	(.91 )	(1.22)	30.03	10.51	2,910.90		1.36
12/31/2019	24.77	.44	4.18	4.62	(.45 )	(.60 )	(1.05)	28.34	18.77	3,021.92		1.64
Class R-4:
6/30/2024[4,5]	31.93	.37	2.40	2.77	(.21 )	—	(.21 )	34.49	8.71 [6]	4,139	.60 [7]	2.27 [7]
12/31/2023	28.71	.70	3.27	3.97	(.75 )	—	(.75 )	31.93	13.96	4,094.60		2.35
12/31/2022	33.41	.62	(4.67)	(4.05)	(.47 )	(.18 )	(.65 )	28.71	(12.14)	4,144.60		2.08
12/31/2021	30.14	.46	4.23	4.69	(.38 )	(1.04)	(1.42)	33.41	15.72	5,418.60		1.43
12/31/2020	28.44	.47	2.53	3.00	(.39 )	(.91 )	(1.30)	30.14	10.85	6,666.60		1.66
12/31/2019	24.85	.53	4.19	4.72	(.53 )	(.60 )	(1.13)	28.44	19.15	6,398.62		1.94
Class R-5E:
6/30/2024[4,5]	31.96	.41	2.40	2.81	(.25 )	—	(.25 )	34.52	8.80 [6]	579	.40 [7]	2.46 [7]
12/31/2023	28.73	.77	3.27	4.04	(.81 )	—	(.81 )	31.96	14.21	648.40		2.55
12/31/2022	33.44	.69	(4.69)	(4.00)	(.53 )	(.18 )	(.71 )	28.73	(11.98)	672.41		2.30
12/31/2021	30.17	.54	4.22	4.76	(.45 )	(1.04)	(1.49)	33.44	15.97	682.40		1.67
12/31/2020	28.47	.53	2.53	3.06	(.45 )	(.91 )	(1.36)	30.17	11.08	583.40		1.86
12/31/2019	24.88	.58	4.20	4.78	(.59 )	(.60 )	(1.19)	28.47	19.36	460.42		2.13
Class R-5:
6/30/2024[4,5]	32.03	.43	2.40	2.83	(.26 )	—	(.26 )	34.60	8.87 [6]	1,032	.30 [7]	2.57 [7]
12/31/2023	28.80	.80	3.27	4.07	(.84 )	—	(.84 )	32.03	14.29	989.30		2.65
12/31/2022	33.51	.72	(4.69)	(3.97)	(.56 )	(.18 )	(.74 )	28.80	(11.86)	997.30		2.38
12/31/2021	30.23	.57	4.23	4.80	(.48 )	(1.04)	(1.52)	33.51	16.08	1,334.30		1.75
12/31/2020	28.53	.56	2.53	3.09	(.48 )	(.91 )	(1.39)	30.23	11.15	1,623.30		1.96
12/31/2019	24.93	.61	4.20	4.81	(.61 )	(.60 )	(1.21)	28.53	19.48	1,646.32		2.24
Class R-6:
6/30/2024[4,5]	32.00	.43	2.41	2.84	(.27 )	—	(.27 )	34.57	8.90 [6]	52,389	.25 [7]	2.62 [7]
12/31/2023	28.77	.81	3.27	4.08	(.85 )	—	(.85 )	32.00	14.36	48,223.25		2.71
12/31/2022	33.48	.73	(4.68)	(3.95)	(.58 )	(.18 )	(.76 )	28.77	(11.83)	40,966.25		2.44
12/31/2021	30.21	.59	4.22	4.81	(.50 )	(1.04)	(1.54)	33.48	16.12	46,946.25		1.82
12/31/2020	28.51	.57	2.53	3.10	(.49 )	(.91 )	(1.40)	30.21	11.22	32,488.26		2.00
12/31/2019	24.91	.62	4.21	4.83	(.63 )	(.60 )	(1.23)	28.51	19.55	26,991.27		2.29
Refer to the end of the table for footnotes.

77	American Balanced Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[11,12]	Six months ended June 30, 2024[4,5,6]	Year ended December 31,
		2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	24%	42%	52%	53%[13]	65%	67%
Including mortgage dollar roll transactions	76%	171%	157%	158%[13]	176%	104%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]
Includes the value of securities sold due to redemptions of shares in-kind. If the value of securities sold due to in-kind redemptions were excluded, the portfolio turnover rates excluding and including mortgage dollar roll transactions would have been 46% and 152%, respectively, for the year ended December 31, 2021.

Refer to the notes to financial statements.

American Balanced Fund	78

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

79	American Balanced Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Balanced Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: August 30, 2024

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: August 30, 2024